UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-0792

                                CNI CHARTER FUNDS
               (Exact name of registrant as specified in charter)
                                    --------


                             400 North Roxbury Drive
                             Beverly Hills, CA 90210
               (Address of principal executive offices) (Zip code)

                          SEI Investments Distributors
                             1 Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-888-889-0799

                   DATE OF FISCAL YEAR END: SEPTEMBER 30, 2005

                     DATE OF REPORTING PERIOD: JUNE 30, 2005

ITEM 1.   SCHEDULE OF INVESTMENTS

Schedule of Investments (unaudited)
JUNE 30, 2005

--------------------------------------------------------------------------------

LARGE CAP VALUE EQUITY FUND


DESCRIPTION                                            SHARES        VALUE (000)
--------------------------------------------------------------------------------

COMMON STOCK [97.6%]

    AEROSPACE & DEFENSE [1.5%]
    Honeywell International                             7,000         $      256
    Northrop Grumman                                    6,200                343
    Raytheon                                            3,700                145
    ----------------------------------------------------------------------------
    TOTAL AEROSPACE & DEFENSE                                                744
    ============================================================================

    AIR FREIGHT & LOGISTICS [0.7%]

    FedEx                                               2,200                178
    Ryder System                                        4,800                176
    ----------------------------------------------------------------------------
    TOTAL AIR FREIGHT & LOGISTICS                                            354
    ============================================================================

    AUTOMOTIVE [1.0%]

    Ford Motor                                         20,000                205
    Johnson Controls                                    5,000                281
    ----------------------------------------------------------------------------
    TOTAL AUTOMOTIVE                                                         486
    ============================================================================

    BANKS [11.4%]

    Bank of America                                    40,674              1,855
    BB&T                                               11,000                440
    Keycorp                                            10,400                345
    National City                                      12,600                430
    PNC Financial Services Group                        6,800                370
    Wachovia                                           18,000                893
    Wells Fargo                                        18,730              1,153
    ----------------------------------------------------------------------------
    TOTAL BANKS                                                            5,486
    ============================================================================

    BIOTECHNOLOGY [0.5%]

    Applera - Applied Biosystems Group                 12,800                252
    ============================================================================

    CAPITAL MARKETS [6.9%]

    Bank of New York                                   18,200                524
    Goldman Sachs Group                                 7,600                775
    Lehman Brothers Holdings                            5,700                566
    Mellon Financial                                   11,800                339
    Merrill Lynch                                      13,400                737
    Morgan Stanley                                     11,800                619
    State Street                                        5,300                256
    ----------------------------------------------------------------------------
    TOTAL CAPITAL MARKETS                                                  3,816
    ============================================================================

    CHEMICALS [1.3%]

    Air Products & Chemicals                            5,500                331
    Dow Chemical                                        5,500                245


DESCRIPTION                                            SHARES        VALUE (000)
--------------------------------------------------------------------------------
    PPG Industries                                      1,700         $      107
    ----------------------------------------------------------------------------
    TOTAL CHEMICALS                                                          683
    ============================================================================

    COMMERCIAL SERVICES & SUPPLIES [0.3%]

    Cendant                                             5,800                130
    ============================================================================

    COMMUNICATIONS EQUIPMENT [0.8%]

    Motorola                                           10,000                182
    Scientific-Atlanta                                  7,300                243
    ----------------------------------------------------------------------------
    TOTAL COMMUNICATIONS EQUIPMENT                                           425
    ============================================================================

    COMPUTERS & PERIPHERALS [2.6%]

    EMC-Mass *                                         32,900                451
    Hewlett-Packard                                    36,800                865
    ----------------------------------------------------------------------------
    TOTAL COMPUTERS & PERIPHERALS                                          1,316
    ============================================================================

    CONSTRUCTION MATERIALS [0.4%]

    Vulcan Materials                                    3,500                227
    ============================================================================

    CONSUMER FINANCES [1.5%]

    Capital One Financial                               3,000                240
    MBNA                                               19,210                503
    ----------------------------------------------------------------------------
    TOTAL CONSUMER FINANCES                                                  743
    ============================================================================

    DIVERSIFIED FINANCIAL SERVICES [4.3%]

    CIT Group                                           7,400                318
    Citigroup                                          29,086              1,345
    JPMorgan Chase                                     14,255                503
    ----------------------------------------------------------------------------
    TOTAL DIVERSIFIED FINANCIAL SERVICES                                   2,166
    ============================================================================

    DIVERSIFIED TELECOMM SERVICES [5.7%]

    Alltel                                              4,200                261
    CenturyTel                                          7,300                253
    SBC Communications                                 28,300                672
    Sprint-FON Group                                   24,300                610
    Verizon Communications                             32,409              1,120
    ----------------------------------------------------------------------------
    TOTAL DIVERSIFIED TELECOMM SERVICES                                    2,916
    ============================================================================

    ELECTRICAL UTILITIES [3.9%]

    Entergy                                             3,500                264
    Exelon                                             12,700                652
    FirstEnergy                                         9,700                467
    FPL Group                                           3,200                134

Schedule of Investments (unaudited)
JUNE 30, 2005

--------------------------------------------------------------------------------

LARGE CAP VALUE EQUITY FUND


DESCRIPTION                                            SHARES        VALUE (000)
--------------------------------------------------------------------------------
    PG&E                                                6,200         $      233
    PPL                                                 3,400                202
    ----------------------------------------------------------------------------
    TOTAL ELECTRICAL UTILITIES                                             1,952
    ============================================================================

    ELECTRONIC EQUIPMENT & INSTRUMENTS [0.5%]

    Jabil Circuit *                                     9,100                280
    ============================================================================

    FOOD & BEVERAGE [1.2%]

    Archer-Daniels-Midland                             16,900                362
    Coca-Cola Enterprises                              12,100                266
    ----------------------------------------------------------------------------
    TOTAL FOOD & BEVERAGE                                                    628
    ============================================================================

    FOOD & STAPLES RETAILING [1.4%]

    Costco Wholesale                                    3,700                166
    CVS                                                10,400                302
    Supervalu                                           8,000                261
    ----------------------------------------------------------------------------
    TOTAL FOOD & STAPLES RETAILING                                           729
    ============================================================================

    HEALTHCARE PRODUCTS & SERVICES [4.2%]

    Aetna                                               7,200                596
    Cigna                                               4,500                482
    HCA                                                10,300                584
    McKesson                                            2,900                130
    WellPoint *                                         5,200                362
    ----------------------------------------------------------------------------
    TOTAL HEALTHCARE PRODUCTS & SERVICES                                   2,154
    ============================================================================

    HOTELS, RESTAURANTS & LEISURE [1.3%]

    Carnival                                            2,600                142
    Marriott International                              4,200                286
    Starwood Hotels & Resorts Worldwide                 3,700                217
    ----------------------------------------------------------------------------
    TOTAL HOTELS, RESTAURANTS & LEISURE                                      645
    ============================================================================

    HOUSEHOLD DURABLES [1.8%]

    Centex                                              4,800                339
    Fortune Brands                                      2,600                231
    KB Home                                             4,600                351
    ----------------------------------------------------------------------------
    TOTAL HOUSEHOLD DURABLES                                                 921
    ============================================================================

    INDEPENDENT POWER PRODUCER/ENERGY TRADER [0.9%]

    Constellation Energy Group                          3,900                225


DESCRIPTION                                            SHARES        VALUE (000)
--------------------------------------------------------------------------------

    TXU                                                 3,200         $      266
    ----------------------------------------------------------------------------
    TOTAL INDEPENDENT POWER PRODUCER/ENERGY TRADER                         1,036
    ============================================================================

    INDUSTRIAL CONGLOMERATES [2.0%]

    Textron                                             3,000                227
    Tyco International                                 27,700                809
    ----------------------------------------------------------------------------
    TOTAL INDUSTRIAL CONGLOMERATES                                         1,036
    ============================================================================

    INSURANCE [7.2%]

    ACE, ADR                                            4,600                206
    Aflac                                               4,400                191
    Allstate                                           10,500                627
    American International Group *                     12,800                744
    Chubb                                               4,900                420
    Hartford Financial Services Group                   5,000                374
    Lincoln National                                    6,400                300
    Progressive                                         1,600                158
    Prudential Financial                                9,700                637
    ----------------------------------------------------------------------------
    TOTAL INSURANCE                                                        3,657
    ============================================================================

    IT SERVICES [0.5%]

    Affiliated Computer Services,
          Cl A *                                        4,500                230
    ============================================================================

    LEISURE EQUIPMENT & PRODUCTS [0.6%]

    Brunswick                                           6,500                282
    ============================================================================

    MACHINERY [1.3%]

    Cummins                                             3,700                276
    Danaher                                             7,000                366
    ----------------------------------------------------------------------------
    TOTAL MACHINERY                                                          642
    ============================================================================

    MEDIA [4.5%]

    Clear Channel Communications                       14,800                458
    Gannett                                             3,400                242
    News Corp. *                                       25,000                405
    Time Warner *                                      24,000                401
    Tribune                                            10,300                362
    Walt Disney                                        16,800                423
    ----------------------------------------------------------------------------
    TOTAL MEDIA                                                            2,291
    ============================================================================

    METALS & MINING [1.1%]

    Alcoa                                              12,300                321

Schedule of Investments (unaudited)
JUNE 30, 2005

--------------------------------------------------------------------------------

LARGE CAP VALUE EQUITY FUND


DESCRIPTION                                            SHARES        VALUE (000)
--------------------------------------------------------------------------------
    Phelps Dodge                                        2,600         $      241
    ----------------------------------------------------------------------------
    TOTAL METALS & MINING                                                    562
    ============================================================================

    MULTI-LINE RETAIL [2.1%]

    Federated Department Stores                         5,875                430
    JC Penney                                           8,000                421
    Target                                              3,800                207
    ----------------------------------------------------------------------------
    TOTAL MULTI-LINE RETAIL                                                1,058
    ============================================================================

    MULTI-UTILITIES [1.4%]

    Dominion Resources                                  4,400                323
    Sempra Energy                                       8,600                355
    ----------------------------------------------------------------------------
    TOTAL MULTI-UTILITIES                                                    678
    ============================================================================

    OFFICE ELECTRONICS [0.3%]

    Xerox *                                            10,600                146
    ============================================================================

    OIL & GAS [7.9%]
    Apache                                              6,006                388
    Burlington Resources                                6,000                331
    Chevron                                            19,940              1,115
    ConocoPhillips                                     16,680                959
    Devon Energy                                        2,200                111
    Exxon Mobil                                         4,800                276
    Marathon Oil                                        5,600                299
    Occidental Petroleum                                7,000                539
    ----------------------------------------------------------------------------
    TOTAL OIL & GAS                                                        4,018
    ============================================================================

    PAPER & FOREST PRODUCTS [1.2%]

    MeadWestvaco                                        9,500                266
    Weyerhaeuser                                        5,400                344
    ----------------------------------------------------------------------------

    TOTAL PAPER & FOREST PRODUCTS                                            610
    ============================================================================

    PHARMACEUTICALS [3.0%]

    Pfizer                                             56,000              1,545
    ============================================================================

    ROAD & RAIL [2.3%]

    Burlington Northern Santa Fe                        8,900                419
    Norfolk Southern                                   11,400                353
    Union Pacific                                       5,900                382
    ----------------------------------------------------------------------------
    TOTAL ROAD & RAIL                                                      1,154
    ============================================================================


DESCRIPTION                                            SHARES        VALUE (000)
--------------------------------------------------------------------------------

    SEMI-CONDUCTORS/INSTRUMENTS [2.1%]

    Applied Materials *                                15,700         $      254
    Intel                                              11,150                291
    Texas Instruments                                  18,500                519
    ----------------------------------------------------------------------------
    TOTAL SEMI-CONDUCTORS/INSTRUMENTS                                      1,064
    ============================================================================

    SPECIALTY RETAIL [1.1%]

    Limited Brands                                     15,200                325
    Staples                                            11,250                240
    ----------------------------------------------------------------------------
    TOTAL SPECIALTY RETAIL                                                   565
    ============================================================================

    THRIFTS & MORTGAGE FINANCE [4.9%]

    Countrywide Financial                              12,198                471
    Fannie Mae                                          9,800                572
    Freddie Mac                                         7,330                478
    Golden West Financial                               6,600                425
    Washington Mutual                                  13,000                529
    ----------------------------------------------------------------------------
    TOTAL THRIFTS & MORTGAGE FINANCE                                       2,475
    ============================================================================

          TOTAL COMMON STOCK
             (Cost $38,992)                                               49,557
          ======================================================================

CASH EQUIVALENTS [2.6%]

    Fidelity Institutional Domestic Money Market
          Portfolio,
          Cl I                                      1,290,483              1,290
    SEI Daily Income Trust, Prime Obligation
          Fund, Cl I                                   28,161                 28
--------------------------------------------------------------------------------
          TOTAL CASH EQUIVALENTS
             (Cost $1,318)                                                 1,318
          ======================================================================

          TOTAL INVESTMENTS [100.2%]
             (Cost $40,310)                                           $   50,875
          ======================================================================

PERCENTAGES ARE BASED ON NET ASSETS OF $50,788 (000'S).

* NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITARY RECEIPT
CI -- CLASS

AT JUNE 30, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $40,310 (000'S), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $11,199 (000'S) AND ($634) (000'S), RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

Schedule of Investments (unaudited)
JUNE 30, 2005

--------------------------------------------------------------------------------

LARGE CAP GROWTH EQUITY FUND


DESCRIPTION                                             SHARES       VALUE (000)
--------------------------------------------------------------------------------

COMMON STOCK [96.7%]

    AEROSPACE & DEFENSE [3.3%]

    Engineered Support Systems                           8,700        $      312
    L-3 Communications Holdings                          2,500               192
    Lockheed Martin                                      4,800               311
    United Technologies                                  9,600               493
    ----------------------------------------------------------------------------
    TOTAL AEROSPACE & DEFENSE                                              1,308
    ============================================================================

    AIR FREIGHT & LOGISTICS [1.5%]

    United Parcel Service, Cl B                          8,700               602
    ============================================================================
    AUTOMOTIVE [0.4%]

    Harley-Davidson                                      3,200               159
    ============================================================================

    BIOTECHNOLOGY [2.4%]

    Amgen *                                             12,800               774
    Gilead Sciences *                                    4,400               193
    ----------------------------------------------------------------------------
    TOTAL BIOTECHNOLOGY                                                      967
    ============================================================================

    BUILDING PRODUCTS [0.3%]

    American Standard                                    2,700               113
    ============================================================================

    CAPITAL MARKETS [0.5%]

    Federated Investors                                  6,300               189
    ============================================================================

    CHEMICALS [1.5%]

    Ecolab                                               4,400               142
    Hercules *                                           6,700                95
    International Flavors & Fragrances                   4,300               156
    Praxair                                              4,100               191
    ----------------------------------------------------------------------------
    TOTAL CHEMICALS                                                          584
    ============================================================================

    COMMERCIAL SERVICES & SUPPLIES [1.4%]

    Cendant                                              8,300               186
    Equifax                                              7,000               250
    H&R Block                                            5,400               315
    Robert Half International                            7,500               187
    ----------------------------------------------------------------------------
    TOTAL COMMERCIAL SERVICES & SUPPLIES                                     623
    ============================================================================

    COMMUNICATIONS EQUIPMENT [2.8%]

    Cisco Systems *                                     29,250               559


DESCRIPTION                                             SHARES       VALUE (000)
--------------------------------------------------------------------------------
    Qualcomm                                            17,000        $      561
    ----------------------------------------------------------------------------
    TOTAL COMMUNICATIONS EQUIPMENT                                         1,120
    ============================================================================

    COMPUTERS & PERIPHERALS [5.0%]

    Apple Computer *                                     6,300               232
    Dell *                                              22,165               876
    IBM                                                 11,600               860
    ----------------------------------------------------------------------------
    TOTAL COMPUTERS & PERIPHERALS                                          1,968
    ============================================================================

    CONSUMER FINANCES [1.3%]

    Capital One Financial                                2,600               208
    SLM                                                  6,400               325
    ----------------------------------------------------------------------------
    TOTAL CONSUMER FINANCES                                                  533
    ============================================================================

    DIVERSIFIED CONSUMER SERVICES [1.7%]

    Apollo Group, Cl A *                                 4,400               344
    H&R Block                                            5,400               315
    ----------------------------------------------------------------------------
    TOTAL DIVERSIFIED CONSUMER SERVICES                                      397
    ============================================================================

    ELECTRIC UTILITIES [0.6%]

    Exelon                                               4,900               252
    ============================================================================

    ENERGY EQUIPMENT & SERVICES [2.6%]

    Halliburton                                          9,500               454
    Schlumberger                                         5,700               433
    Transocean *                                         2,700               146
    ----------------------------------------------------------------------------
    TOTAL ENERGY EQUIPMENT & SERVICES                                      1,033
    ============================================================================

    FOOD & BEVERAGE [5.9%]

    Anheuser-Busch                                       5,800               265
    Coca-Cola                                            9,800               409
    Kellogg                                              6,200               276
    Molson Coors Brewing                                 2,700               167
    Pepsi Bottling Group                                 5,700               163
    PepsiCo                                              9,900               534
    Sara Lee                                            18,700               370
    Wm. Wrigley Jr                                       2,100               145
    ----------------------------------------------------------------------------
    TOTAL FOOD & BEVERAGE                                                  2,329
    ============================================================================

    FOOD & STAPLES RETAILING [5.0%]

    Sysco                                               10,300               373

Schedule of Investments (unaudited)
JUNE 30, 2005

--------------------------------------------------------------------------------

LARGE CAP GROWTH EQUITY FUND


DESCRIPTION                                             SHARES       VALUE (000)
--------------------------------------------------------------------------------
    Wal-Mart Stores                                    32,875         $    1,584
    ----------------------------------------------------------------------------
    TOTAL FOOD & STAPLES RETAILING                                         1,957
    ============================================================================

    HEALTHCARE EQUIPMENT & SUPPLIES [4.8%]

    Bard (C.R.)                                         3,200                213
    Baxter International                                3,800                141
    Biomet                                              5,000                173
    Boston Scientific *                                11,900                321
    St. Jude Medical *                                  8,100                353
    Stryker                                             7,600                362
    Zimmer Holdings *                                   4,600                350
    ----------------------------------------------------------------------------
    TOTAL HEALTHCARE EQUIPMENT & SUPPLIES                                  1,913
    ============================================================================

    HEALTHCARE PROVIDERS & SERVICES [4.0%]

    Community Health Systems *                          5,000                189
    Express Scripts *                                   7,200                360
    IMS Health                                          7,500                186
    Lincare Holdings *                                  2,200                 90
    UnitedHealth Group                                 13,900                724
    ----------------------------------------------------------------------------
    TOTAL HEALTHCARE PROVIDERS & SERVICES                                  1,549
    ============================================================================

    HOTELS, RESTAURANTS & LEISURE [1.6%]

    Starbucks *                                         7,200                372
    Yum! Brands                                         5,100                266
    ----------------------------------------------------------------------------
    TOTAL HOTELS, RESTAURANTS & LEISURE                                      638
    ============================================================================

    HOUSEHOLD PRODUCTS [5.3%]

    Clorox                                              4,400                245
    Colgate-Palmolive                                   8,200                409
    Fortune Brands                                      3,450                306
    Procter & Gamble                                   21,900              1,155
    ----------------------------------------------------------------------------
    TOTAL HOUSEHOLD PRODUCTS                                               2,115
    ============================================================================

    INDUSTRIAL CONGLOMERATES [4.7%]

    3M                                                  7,400                535
    General Electric                                   37,875              1,312
    ----------------------------------------------------------------------------
    TOTAL INDUSTRIAL CONGLOMERATES                                         1,847
    ============================================================================

    INSURANCE [0.5%]

    Progressive                                         2,000                198
    ============================================================================

    INTERNET SOFTWARE & SERVICES [0.8%]

    Yahoo! *                                            8,800                305
    ============================================================================


DESCRIPTION                                             SHARES       VALUE (000)
--------------------------------------------------------------------------------

    IT SERVICES [1.8%]

    Affiliated Computer Services,
          Cl A *                                        3,100         $      159
    First Data                                          9,400                377
    Paychex                                             4,800                156
    ----------------------------------------------------------------------------
    TOTAL IT SERVICES                                                        692
    ============================================================================

    MACHINERY [2.1%]

    Caterpillar                                         4,650                443
    Danaher                                             7,600                398
    ----------------------------------------------------------------------------
    TOTAL MACHINERY                                                          841
    ============================================================================

    MEDIA [0.4%]

    Dow Jones                                           4,300                152
    ============================================================================

    OIL & GAS [6.7%]

    Exxon Mobil                                        35,100              2,017
    Sunoco                                              2,100                239
    XTO Energy                                         11,300                384
    ----------------------------------------------------------------------------
    TOTAL OIL & GAS                                                        2,640
    ============================================================================

    PERSONAL PRODUCTS [2.3%]

    Avon Products                                       8,600                326
    Gillette                                            7,900                400
    NBTY *                                              6,500                169
    ----------------------------------------------------------------------------
    TOTAL PERSONAL PRODUCTS                                                  895
    ============================================================================

    PHARMACEUTICALS [7.4%]

    Abbott Laboratories                                 5,595                274
    Barr Pharmaceuticals *                              3,200                156
    Eli Lilly                                           3,930                219
    Forest Laboratories *                               7,700                299
    Johnson & Johnson                                  18,164              1,181
    Teva Pharmaceutical Industries ADR                  5,600                175
    Wyeth                                              13,850                616
    ----------------------------------------------------------------------------
    TOTAL PHARMACEUTICALS                                                  2,920
    ============================================================================

    PREPACKAGED SOFTWARE [7.2%]

    Adobe Systems                                       7,600                217
    Citrix Systems *                                    8,200                178
    Electronic Arts *                                   1,700                 96
    Intuit *                                            5,000                226
    Mercury Interactive *                               3,300                127
    Microsoft                                          42,730              1,061

Schedule of Investments (unaudited)
JUNE 30, 2005

--------------------------------------------------------------------------------

LARGE CAP GROWTH EQUITY FUND


DESCRIPTION                                             SHARES       VALUE (000)
--------------------------------------------------------------------------------
    Oracle *                                            49,260        $      650
    Symantec *                                          13,900               302
    ----------------------------------------------------------------------------
    TOTAL PREPACKAGED SOFTWARE                                             2,857
    ============================================================================

    REAL ESTATE INVESTMENT TRUST [0.4%]

    Simon Property Group                                 2,400               174
    ============================================================================

    RETAIL [4.4%]

    Bed Bath & Beyond *                                  2,500               104
    eBay *                                              12,800               423
    Home Depot                                          18,300               712
    Lowe's                                               8,800               512
    ----------------------------------------------------------------------------
    TOTAL RETAIL                                                           1,751
    ============================================================================

    SEMI-CONDUCTORS/INSTRUMENTS [5.3%]

    Broadcom, Cl A *                                     7,900               280
    Intel                                               40,150             1,046
    Maxim Integrated Products                            5,800               222
    Nvidia *                                             7,600               203
    Texas Instruments                                   11,600               326
    ----------------------------------------------------------------------------
    TOTAL SEMI-CONDUCTORS/INSTRUMENTS                                      2,077
    ============================================================================

    WIRELESS TELECOMM SERVICES [0.3%]

    Nextel Communications *                              3,400               110
    ============================================================================

    THRIFT & MORTGAGE FINANCE [0.4%]

    Countrywide Financial                                3,900               151
    ============================================================================
          TOTAL COMMON STOCK
             (Cost $36,086)                                               38,221
          ======================================================================

CASH EQUIVALENTS [3.3%]

    Fidelity Institutional Domestic Money Market
          Portfolio,
          Cl I                                         941,546               942

DESCRIPTION                                             SHARES       VALUE (000)
--------------------------------------------------------------------------------
    SEI Daily Income Trust, Prime
          Obligation Fund, Cl I                        364,715        $      365
    ----------------------------------------------------------------------------
          TOTAL CASH EQUIVALENTS
             (Cost $1,307)                                                 1,307
          ======================================================================

          TOTAL INVESTMENTS [100.0%]
             (Cost $37,393)                                           $   39,528
          ======================================================================

PERCENTAGES ARE BASED ON NET ASSETS OF $39,510 (000'S).

* NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITARY RECEIPT
CI -- CLASS

AT JUNE 30, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $373,393 (000'S), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $3,487 (000'S) AND ($1,352) (000'S), RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

Schedule of Investments (unaudited)
JUNE 30, 2005
--------------------------------------------------------------------------------

RCB SMALL CAP VALUE FUND

DESCRIPTION                                           SHARES        VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCK [85.1%]

    BROADCASTING, NEWSPAPERS & ADVERTISING [15.9%]
    Advo                                               76,100      $       2,424
    Cox Radio *                                        90,850              1,431
    Cumulus Media *                                    43,850                517
    Emmis Communications *                            134,200              2,371
    Fisher Communications *                            30,000              1,419
    RH Donnelley *                                     23,400              1,450
    SBS Broadcasting *                                 66,800              3,148
    ----------------------------------------------------------------------------
    TOTAL BROADCASTING, NEWSPAPERS & ADVERTISING                          12,760
    ============================================================================

    BUSINESS SERVICES [5.5%]
    Arbitron                                           34,000              1,459
    Deluxe                                             36,650              1,488
    Gartner, Cl B *                                    11,100                117
    Watson Wyatt                                       51,300              1,315
    ----------------------------------------------------------------------------
    TOTAL BUSINESS SERVICES                                                4,379
    ============================================================================

    CHEMICALS [1.6%]
    Compass Minerals International                     54,900              1,285
    ============================================================================

    CONSUMER PRODUCTS & SERVICES [4.2%]
    Central Garden & Pet *                             32,250              1,584
    Coinstar *                                         78,850              1,789
    ----------------------------------------------------------------------------
    TOTAL CONSUMER PRODUCTS & SERVICES                                     3,373
    ============================================================================

    DATA PROCESSING [1.8%]
    Certegy                                            37,600              1,437
    ============================================================================

    DIVERSIFIED MANUFACTURING [1.9%]
    EnPro Industries *                                 53,000              1,530
    ============================================================================

    ELECTRICAL PRODUCTS [5.8%]
    GrafTech International *                           45,900                197
    Littelfuse *                                       96,700              2,693
    Sierra Pacific Resources *                        140,700              1,752
    ----------------------------------------------------------------------------
    TOTAL ELECTRICAL PRODUCTS                                              4,642
    ============================================================================

    ENTERTAINMENT [2.6%]
    Lodgenet Entertainment *                          126,600              2,100
    ============================================================================


DESCRIPTION                                           SHARES        VALUE (000)
--------------------------------------------------------------------------------
    FOOD, BEVERAGE & TOBACCO [1.7%]
    Ralcorp Holdings                                   32,800      $       1,350
    ============================================================================

    INSURANCE [17.5%]
    Alleghany *                                        10,179              3,023
    Conseco *                                         140,000              3,055
    Fairfax Financial Holdings                         21,400              3,553
    Hilb Rogal & Hobbs                                 88,000              3,027
    White Mountains Insurance
        Group                                           2,300              1,451
    ----------------------------------------------------------------------------
    TOTAL INSURANCE                                                       14,109
    ============================================================================

    LEISURE PRODUCTS [3.1%]
    Intrawest                                         104,400              2,514
    ============================================================================

    MEDICAL PRODUCTS & SERVICES [2.4%]
    NDCHealth                                         109,000              1,959
    ============================================================================

    MACHINERY [2.4%]
    Franklin Electric                                  19,400                750
    IDEX                                               31,800              1,227
    ----------------------------------------------------------------------------
    TOTAL MACHINERY                                                        1,977
    ============================================================================

    PAPER & PAPER PRODUCTS [2.8%]
    Sealed Air *                                       45,500              2,265
    ============================================================================

    PREPACKAGING SOFTWARE [2.6%]
    PLATO Learning *                                  280,200              2,068
    ============================================================================

    PRINTING & PUBLISHING [1.8%]
    Dow Jones                                          40,300              1,429
    ============================================================================

    RETAIL [6.3%]
    IHOP                                               26,480              1,149
    Triarc, Cl B                                      169,800              2,523
    Whitehall Jewellers *                             208,500              1,428
    ----------------------------------------------------------------------------
    TOTAL RETAIL                                                           5,100
    ============================================================================

    TRANSPORTATION SERVICES [3.4%]
    Sea Containers, Cl A                              170,050              2,716
    ============================================================================

                                                SHARES/FACE
DESCRIPTION                                     AMOUNT (000)        VALUE (000)
--------------------------------------------------------------------------------
    WHOLESALE [1.8%]
    Adesa                                              68,400      $       1,489
    ============================================================================
        TOTAL COMMON STOCK
        (Cost $56,398)                                                    68,482
        ========================================================================

PREFERRED STOCK [1.5%]
    ENTERTAINMENT [1.5%]
    Six Flags                                          57,200              1,163
    ----------------------------------------------------------------------------
        TOTAL PREFERRED STOCK
        (Cost $1,138)                                                      1,163
        ========================================================================

CORPORATE BONDS [5.2%]

    FINANCIAL SERVICES [2.0%]
    Fairfax Financial Holding
        7.750%, 04/26/12                               $  600                570
    Labranche (A)
        Callable 05/15/07 @ 104.75
        9.500%, 05/15/09                                1,000              1,050
    ----------------------------------------------------------------------------
    TOTAL FINANCIAL SERVICES                                               1,620
    ============================================================================

    MEDICAL PRODUCTS & SERVICES [1.3%]
    NDCHealth
        Callable 12/01/07 @ 105.25
        10.500%, 12/01/12                               1,000              1,063
    ============================================================================

    TRANSPORTATION SERVICES [1.9%]
    Sea Containers, Ser B
        Callable 08/19/05 @ 102.688
        10.750%, 10/15/06                               1,500              1,515
    ============================================================================

        TOTAL CORPORATE BONDS
        (Cost $4,131)                                                      4,198
    ============================================================================


DESCRIPTION                                 FACE AMOUNT (000)        VALUE (000)
--------------------------------------------------------------------------------
 REPURCHASE AGREEMENT (B) [8.0%]
    Morgan Stanley, 3.000%, dated
        06/30/05, to be repurchased
        on 07/01/05, repurchase
        price $6,446,474
        (collateralized by U.S.
        Treasury Bond, par value
        $4,526,300, 8.125%,
        05/15/21; with total
        market value $6,600,373)                        6,446      $       6,446
--------------------------------------------------------------------------------
        TOTAL REPURCHASE AGREEMENT
         (Cost $6,446)                                                     6,446
        ========================================================================

          TOTAL INVESTMENTS [99.8%]
             (Cost $68,113)                                        $      80,289
        ========================================================================

PERCENTAGES ARE BASED ON NET ASSETS OF $80,445 (000'S).

* NON-INCOME PRODUCING SECURITY
(A) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. ON JUNE 30, 2005, THE VALUE OF THIS SECURITY AMOUNTED TO $1,050 (000'S), REPRESENTING 1.3% OF THE NET ASSETS OF THE FUND.
(B) TRI-PARTY REPURCHASE AGREEMENT
CL -- CLASS
SER --SERIES
AT JUNE 30, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $68,113 (000'S), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $13,402 (000'S) AND ($1,226) (000'S), RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

Schedule of Investments (unaudited)
JUNE 30, 2005
--------------------------------------------------------------------------------

TECHNOLOGY GROWTH FUND


DESCRIPTION                                            SHARES        VALUE (000)
--------------------------------------------------------------------------------

COMMON STOCK [97.8%]

AUDIO & VIDEO EQUIPMENT MANUFACTURING [0.9%]

    Sony, ADR                                             625          $      21
    ============================================================================

COMMERCIAL/INDUSTRIAL EQUIPMENT RENTAL & LEASING [0.7%]

    Comverse Technology *                                 700                 17
    ============================================================================

COMMUNICATIONS EQUIPMENT MANUFACTURING [11.6%]

    Cisco Systems *                                     4,705                 90
    Harris                                              1,000                 31
    Lucent Technologies *                               4,500                 13
    Motorola                                            1,675                 31
    Nokia, ADR *                                        1,650                 27
    Qualcomm                                            2,300                 76
    Viasat *                                              525                 11
--------------------------------------------------------------------------------
    TOTAL COMMUNICATIONS EQUIPMENT MANUFACTURING                             279
    ============================================================================

COMPUTER & PERIPHERAL EQUIPMENT MANUFACTURING [22.2%]

    Apple Computer *                                      600                 22
    Dell *                                              3,275                129
    EMC-Mass *                                          4,505                 62
    Hewlett-Packard                                     4,723                111
    IBM                                                 1,400                104
    NAVTEQ *                                              400                 15
    Network Appliance *                                 1,300                 37
    Sandisk *                                             800                 19
    Symbol Technologies                                 1,000                 10
    Western Digital *                                   1,750                 23
--------------------------------------------------------------------------------
    TOTAL COMPUTER & PERIPHERAL EQUIPMENT MANUFACTURING                      532
    ============================================================================

COMPUTER SYSTEMS DESIGN & RELATED SERVICES [5.4%]

    Anteon International *                                400                 18
    Autodesk                                              350                 12
    Avid Technology *                                     200                 11
    Cerner *                                              200                 13
    Check Point Software Technologies *                   450                  9
    Cognizant Technology Solutions, Cl A *                800                 38
    Intergraph *                                          525                 18
    Jack Henry & Associates                               500                  9
--------------------------------------------------------------------------------
    TOTAL COMPUTER SYSTEMS DESIGN & RELATED SERVICES                         128
    ============================================================================


DESCRIPTION                                            SHARES        VALUE (000)
--------------------------------------------------------------------------------

DATA PROCESSING SERVICES [2.8%]

    Acxiom                                                500         $       10
    Affiliated Computer Services,
         Cl A *                                           425                 22
    First Data                                            850                 34
--------------------------------------------------------------------------------
    TOTAL DATA PROCESSING SERVICES                                            66
    ============================================================================

ELECTRONIC SHOPPING & MAIL-ORDER HOUSES [1.9%]

    Amazon.com *                                          675                 22
    eBay *                                                725                 24
--------------------------------------------------------------------------------
    TOTAL ELECTRONIC SHOPPING & MAIL-ORDER HOUSES                             46
    ============================================================================

FIBER OPTIC CABLE MANUFACTURING [1.1%]

    Corning *                                           1,600                 27
    ============================================================================

INDUSTRIAL MACHINERY MANUFACTURING [0.6%]

    Lam Research *                                        500                 15
    ============================================================================

NAVIGATIONAL/MEASURING/MEDICAL/CONTROL INSTRUMENTS MANUFACTURING [3.1%]

    General Dynamics                                      175                 19
    L-3 Communications Holdings                           300                 23
    Raytheon                                              475                 19
    Varian *                                              375                 14
--------------------------------------------------------------------------------
    TOTAL NAVIGATIONAL/MEASURING/MEDICAL/CONTROL
    INSTRUMENTS MANUFACTURING                                                 75
    ============================================================================

ON-LINE INFORMATION SERVICES [4.6%]

    Avocent *                                             400                 10
    Juniper Networks *                                    842                 21
    RSA Security *                                        700                  8
    WebEx Communications *                              1,125                 30
    Yahoo! *                                            1,200                 42
--------------------------------------------------------------------------------
    TOTAL ON-LINE INFORMATION SERVICES                                       111
    ============================================================================

SEMICONDUCTOR & OTHER ELECTRONIC COMPONENT MANUFACTURING [18.6%]

    Analog Devices                                        825                 31
    Broadcom, Cl A *                                      800                 29
    Intel                                               4,950                129
    Jabil Circuit *                                       850                 26
    Linear Technology                                     375                 14
    Maxim Integrated Products                             900                 34
    MEMC Electronic Materials *                         1,400                 22

Schedule of Investments (unaudited)
JUNE 30, 2005
--------------------------------------------------------------------------------

TECHNOLOGY GROWTH FUND


DESCRIPTION                                            SHARES        VALUE (000)
--------------------------------------------------------------------------------
    Microsemi *                                           700         $       13
    Nvidia *                                              750                 20
    Omnivision Technologies *                             800                 11
    Taiwan Semiconductor Manufacturing, ADR *           1,797                 16
    Texas Instruments                                   2,900                 81
    Xilinx                                                700                 18
--------------------------------------------------------------------------------
    TOTAL SEMICONDUCTOR & OTHER ELECTRONIC
    COMPONENT MANUFACTURING                                                  444
    ============================================================================

 SOFTWARE PUBLISHERS [22.6%]

    Adobe Systems                                       1,300                 37
    Citrix Systems *                                      325                  7
    Cognos *                                              350                 12
    Electronic Arts *                                     400                 23
    Hyperion Solutions *                                  375                 15
    Intuit *                                              575                 26
    McAfee *                                              975                 26
    Mercury Interactive *                                 550                 21
    Microsoft                                           8,050                200
    Oracle *                                            5,815                 77
    Packeteer *                                         1,050                 15
    SAP, ADR *                                            340                 15
    Symantec *                                          2,500                 54
    Take-Two Interactive Software *                       487                 12
--------------------------------------------------------------------------------
     TOTAL SOFTWARE PUBLISHERS                                               540
    ============================================================================

 TELECOMMUNICATIONS [1.7%]

    Amdocs *                                              500                 13
    J2 Global Communications *                            450                 15
    Tekelec *                                             750                 13
--------------------------------------------------------------------------------
    TOTAL TELECOMMUNICATIONS                                                  41
    ============================================================================

           TOTAL COMMON STOCK
              (Cost $2,377)                                                2,342
           =====================================================================

 CASH EQUIVALENTS [2.3%]

     Fidelity Institutional Domestic Money Market
           Portfolio,
           Cl I                                        45,166                 45


DESCRIPTION                                            SHARES        VALUE (000)
--------------------------------------------------------------------------------
     SEI Daily Income Trust, Prime
           Obligation Fund, Cl I                        8,978         $        9
--------------------------------------------------------------------------------
           TOTAL CASH EQUIVALENTS
              (Cost $54)                                                      54
           =====================================================================

           TOTAL INVESTMENTS [100.1%]
              (Cost $2,431)                                           $    2,396
           =====================================================================

PERCENTAGES ARE BASED ON NET ASSETS OF $2,394 (000'S).

* NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS

AT JUNE 30, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $2,431 (000'S), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $268 (000'S) AND ($303) (000'S), RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

Schedule of Investments (unaudited)
JUNE 30, 2005

--------------------------------------------------------------------------------

CORPORATE BOND FUND


DESCRIPTION                                    FACE AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------

CORPORATE BONDS [84.8%]

    AIR TRANSPORTATION [0.6%]

    Federal Express, Ser A2
        7.890%, 09/23/08                            $      283        $      294
    ============================================================================

    AUTOMOTIVE [2.9%]

    DaimlerChrysler N.A. Holdings
        4.750%, 01/15/08                                   435               436
    Toyota Motor Credit
        4.250%, 03/15/10                                 1,000             1,006
    ----------------------------------------------------------------------------
    TOTAL AUTOMOTIVE                                                       1,442
    ============================================================================

    BANKS [11.3%]

    Bank of America
        7.500%, 09/15/06                                   500               520
        7.125%, 09/15/06                                   500               518
    Bankers Trust
        7.250%, 10/15/11                                   500               574
    Crestar Finance
        6.500%, 01/15/08                                 1,035             1,095
    Deutsche Bank
        7.500%, 04/25/09                                   500               556
    Union Planters Bank
        5.125%, 06/15/07                                 1,215             1,238
    US Bancorp
        6.875%, 09/15/07                                   350               370
    Wachovia
        7.125%, 10/15/06                                   100               104
        6.875%, 09/15/05                                   500               503
    Wells Fargo
        7.250%, 08/24/05                                   250               251
    ----------------------------------------------------------------------------
    TOTAL BANKS                                                            5,729
    ============================================================================

    BEAUTY PRODUCTS [1.8%]

    Avon Products
        7.150%, 11/15/09                                   800               892
    ============================================================================

    BROADCASTING, NEWSPAPERS & ADVERTISING [0.8%]

    Clear Channel Communications
        4.900%, 05/15/15                                   450               405
    ============================================================================

    CHEMICALS [0.4%]

    Praxair
        6.625%, 10/15/07                                   200               210
    ============================================================================


DESCRIPTION                                    FACE AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------

    COMMUNICATION & MEDIA [4.0%]

    AOL Time Warner
        6.750%, 04/15/11                            $      395        $      437
    Comcast Cable Communications
        Holdings
        8.375%, 03/15/13                                   400               488
    News America Holdings
        9.250%, 02/01/13                                   450               569
    Walt Disney
        5.500%, 12/29/06                                   500               508
    ----------------------------------------------------------------------------
    TOTAL COMMUNICATION & MEDIA                                            2,002
    ============================================================================

    COMPUTER SYSTEM DESIGN & SERVICES [1.8%]

    IBM
        4.375%, 06/01/09                                   900               910
    ============================================================================

    ELECTRICAL PRODUCTS [0.2%]

    Emerson Electric
        6.300%, 11/01/05                                   100               101
    ============================================================================

    ELECTRICAL SERVICES [3.8%]

    American Electric Power
        5.250%, 06/01/15                                   490               506
    Iowa Electric Light & Power
        6.000%, 10/01/08                                   200               210
    Wisconsin Power & Light, Ser Y
        7.600%, 07/01/05                                   100               100
    WPS Resources
        7.000%, 11/01/09                                 1,000             1,105
    ----------------------------------------------------------------------------
    TOTAL ELECTRICAL SERVICES                                              1,921
    ============================================================================

    FINANCIAL SERVICES [19.1%]

    Citigroup
        7.250%, 10/01/10                                 1,000             1,132
    Countrywide Home Loans
        5.625%, 07/15/09                                   155               162
    Countrywide Home Loans,
        Ser L, MTN
        4.000%, 03/22/11                                   875               844
    General Electric Capital, Ser A,
        MTN
        6.875%, 11/15/10                                   250               279
        6.000%, 06/15/12                                 1,500             1,636
    HSBC Finance
        5.250%, 04/15/15                                 1,000             1,027
    International Lease Finance
        5.750%, 02/15/07                                 1,000             1,022
    John Deere Capital
        4.625%, 04/15/09                                   750               760

Schedule of Investments (unaudited)
JUNE 30, 2005

--------------------------------------------------------------------------------

CORPORATE BOND FUND


DESCRIPTION                                    FACE AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
    JPMorgan Chase
        7.125%, 06/15/09                            $      675        $      743
    MBNA
        4.625%, 09/15/08                                   410               416
    National Rural Utilities, Ser C,
        MTN
        7.250%, 03/01/12                                 1,000             1,159
    Washington Mutual
        4.625%, 04/01/14                                   460               448
    ----------------------------------------------------------------------------
    TOTAL FINANCIAL SERVICES                                               9,628
    ============================================================================

    FOOD, BEVERAGE & TOBACCO [2.8%]

    General Mills
        2.625%, 10/24/06                                   410               402
    Pepsico
        3.200%, 05/15/07                                 1,000               987
    ----------------------------------------------------------------------------
    TOTAL FOOD, BEVERAGE & TOBACCO                                         1,389
    ============================================================================

    FOREIGN GOVERNMENTS [0.9%]

    United Mexican States
        5.875%, 01/15/14                                   450               470
    ============================================================================

    INSURANCE [6.7%]

    Aflac
        6.500%, 04/15/09                                 1,000             1,084
    Allstate
        7.200%, 12/01/09                                 1,015             1,133
    AXA Financial
        7.750%, 08/01/10                                 1,000             1,150
    ----------------------------------------------------------------------------
    TOTAL INSURANCE                                                        3,367
    ============================================================================

    INVESTMENT BANKER/BROKER DEALER [8.6%]

    Goldman Sachs Group
        5.150%, 01/15/14                                 1,000             1,025
    Jefferies Group
        5.500%, 03/15/16                                   665               673
    Legg Mason
        6.500%, 02/15/06                                   950               962
    Lehman Brothers Holdings
        8.250%, 06/15/07                                 1,100             1,185
    Merrill Lynch
        4.000%, 11/15/07                                   500               499
    ----------------------------------------------------------------------------
    TOTAL INVESTMENT BANKER/BROKER DEALER                                  4,344
    ============================================================================


DESCRIPTION                                    FACE AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------

    MACHINERY [1.3%]

    Caterpillar
        9.000%, 04/15/06                            $      620        $      642
    ============================================================================

    PETROLEUM & FUEL PRODUCTS [4.1%]

    ChevronTexaco
        8.625%, 06/30/10                                   200               240
    ConocoPhillips
        6.375%, 03/30/09                                   305               329
    Duke Capital
        5.500%, 03/01/14                                   625               643
    Union Oil of California, Ser C,
        MTN
        7.900%, 04/18/08                                   800               869
    ----------------------------------------------------------------------------
    TOTAL PETROLEUM & FUEL PRODUCTS                                        2,081
    ============================================================================

    REAL ESTATE INVESTMENT TRUST [2.2%]

    Kimco Realty, MTN
        6.960%, 07/16/07                                 1,000             1,059
    Kimco Realty, Ser B, MTN
        7.860%, 11/01/07                                    67                72
    ----------------------------------------------------------------------------
    TOTAL REAL ESTATE INVESTMENT TRUST                                     1,131
    ============================================================================

    RETAIL [5.1%]

    Kohl's
        6.300%, 03/01/11                                 1,000             1,089
    Kroger
        5.500%, 02/01/13                                   450               468
    McDonald's, Ser E, MTN
        4.240%, 12/13/06                                   995               992
    ----------------------------------------------------------------------------
    TOTAL RETAIL                                                           2,549
    ============================================================================

    TELEPHONES & TELECOMMUNICATIONS [5.6%]

    Deutsche Telekom International
        Finance
        5.250%, 07/22/13                                   435               452
    GTE Florida, Ser D
        6.250%, 11/15/05                                   200               202
    New Cingular Wireless Services
        8.125%, 05/01/12                                   400               479
    Southwestern Bell
        6.625%, 07/15/07                                   750               783

Schedule of Investments (unaudited)
JUNE 30, 2005

--------------------------------------------------------------------------------

CORPORATE BOND FUND


DESCRIPTION                                    FACE AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
    Sprint Capital
        8.375%, 03/15/12                            $      350        $      421
    Verizon Communications
        6.360%, 04/15/06                                   500               509
    ----------------------------------------------------------------------------
    TOTAL TELEPHONES & TELECOMMUNICATIONS                                  2,846
    ============================================================================

    WASTE DISPOSAL [0.8%]

    Waste Management
        6.875%, 05/15/09                                   375               406
    ============================================================================

        TOTAL CORPORATE BONDS
           (Cost $42,124)                                                 42,759
        ========================================================================

MUNICIPAL BOND [2.1%]

    CALIFORNIA [2.1%]

    California Statewide,
        Community Development
        Authority, Ser A-2, RB,
        XLCA
        4.000%, 11/15/06                                    75                75
    City of Industry, Sales Tax
        Project, RB, MBIA
        5.000%, 01/01/12                                   955               986
    ----------------------------------------------------------------------------
    TOTAL CALIFORNIA                                                       1,061
    ============================================================================

        TOTAL MUNICIPAL BOND
           (Cost $1,063)                                                   1,061
        ========================================================================

ASSET-BACKED SECURITIES [4.3%]

    Capital Auto Receivables Asset
        Trust, Ser 2003-2, Cl A4A
        1.960%, 01/15/09                                   975               949
    Capital Auto Receivables Asset
        Trust, Ser 2004-1, Cl A4
        2.640%, 11/17/08                                   750               732
    Countrywide Asset-Backed
        Certificates, Ser 2004-BC3,
        Cl 2A
        3.690%, 08/25/34                                   468               469
--------------------------------------------------------------------------------

        TOTAL ASSET-BACKED SECURITIES
           (Cost $2,193)                                                   2,150
        ========================================================================


DESCRIPTION                             FACE AMOUNT (000)/SHARES     VALUE (000)
--------------------------------------------------------------------------------

MORTGAGE BACKED SECURITIES [3.2%]

    Residential Asset Mortgage
        Products, Ser 2003-RS5,
        Cl AI4
        3.700%, 09/25/31                            $      770        $      762
    Residential Asset Mortgage
        Products, Ser 2003-RS6,
        Cl AI3
        3.080%, 12/25/28                                   803               797
    Washington Mutual, Ser 2003-
        AR10, Cl A3A
        3.530%, 10/25/33                                    39                39
--------------------------------------------------------------------------------

        TOTAL MORTGAGE BACKED SECURITIES
           (Cost $1,603)                                                   1,598
        ========================================================================

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATION [0.7%]

    FHLMC, Ser 2982, Cl NB
        5.500%, 02/15/29                                   340               350
--------------------------------------------------------------------------------

        TOTAL U.S. GOVERNMENT MORTGAGE-BACKED
           OBLIGATIONS
           (Cost $349)                                                       350
        ========================================================================

U.S. TREASURY OBLIGATIONS [3.5%]

    U.S. Treasury Inflation Index
        Note
        2.000%, 01/15/14                                 1,050             1,081
    U.S. Treasury Note
        4.250%, 11/15/13                                   445               456
        4.250%, 08/15/14                                   250               256
--------------------------------------------------------------------------------

        TOTAL U.S. TREASURY OBLIGATIONS
           (Cost $1,806)                                                   1,793
        ========================================================================

CASH EQUIVALENT [0.4%]

    Fidelity Institutional Domestic
        Money Market Portfolio,
        Cl I                                           219,082               219
--------------------------------------------------------------------------------
        TOTAL CASH EQUIVALENT
           (Cost $219)                                                       219
        ========================================================================

        TOTAL INVESTMENTS [99.0%]
           (Cost $49,357)                                             $   49,930
        ========================================================================

PERCENTAGES ARE BASED ON NET ASSETS OF $50,410 (000'S).

CL -- CLASS
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION

Schedule of Investments (unaudited)
JUNE 30, 2005

--------------------------------------------------------------------------------

CORPORATE BOND FUND

MTN -- MEDIUM TERM NOTE
RB -- REVENUE BOND
SER -- SERIES
XLCA -- XL CAPITAL ASSURANCE

AT JUNE 30, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $49,357 (000'S), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $859 (000'S) AND ($286) (000'S), RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

Schedule of Investments (unaudited)
JUNE 30, 2005

--------------------------------------------------------------------------------

GOVERNMENT BOND FUND


DESCRIPTION                                     FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS [47.5%]
    FHLB
        2.250%, 12/15/05                            $    1,950        $    1,938
        2.000%, 12/02/05                                 1,000               994
    FNMA
        7.125%, 06/15/10                                 3,500             3,986
        5.250%, 04/15/07                                    75                77
        5.010%, 11/10/10                                 2,500             2,503
        4.250%, 05/15/09                                 2,000             2,022
        3.875%, 05/15/07                                 1,500             1,503
--------------------------------------------------------------------------------
        TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
           (Cost $13,029)                                                 13,023
        ========================================================================

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATION [26.1%]

    FHLMC, Ser 2480, Cl PD
        6.000%, 11/15/31                                 1,118             1,143
    FHLMC, Ser 2670, Cl QP
        4.000%, 02/15/27                                 1,000               983
    FHLMC, Ser 2698, Cl BE
        4.500%, 11/15/32                                   917               913
    FHLMC, Ser 2922, Cl JA
        4.500%, 02/15/20                                   626               615
    FNMA, Ser 1993-225, Cl UB
        6.500%, 12/25/23                                    32                34
    FNMA, Ser 2003-134, Cl ME
        4.500%, 06/25/33                                   151               151
    FNMA, Ser 2003-34, Cl GJ
        4.000%, 02/25/33                                   312               308
    GNMA, Pool 81318
        4.500%, 04/20/35                                 1,495             1,483
    GNMA REMIC, Ser 2004-80,
        Cl GC
        5.000%, 02/20/31                                 1,500             1,507
--------------------------------------------------------------------------------
        TOTAL U.S. GOVERNMENT MORTGAGE-BACKED
        OBLIGATIONS
           (Cost $7,167)                                                   7,137
        ========================================================================

U.S. TREASURY OBLIGATIONS [24.9%]

    U.S. Treasury Bills (A)
        2.705%, 07/14/05                                   310               310
    U.S. Treasury Notes
        5.750%, 11/15/05                                 1,475             1,488
        4.250%, 11/15/13                                 2,525             2,587
        3.875%, 01/15/09                                 2,236             2,432
--------------------------------------------------------------------------------
        TOTAL U.S. TREASURY OBLIGATIONS
           (Cost $6,763)                                                   6,817
        ========================================================================


DESCRIPTION                                            SHARES        VALUE (000)
--------------------------------------------------------------------------------

CASH EQUIVALENT [1.3%]

    Fidelity Institutional Domestic
        Money Market Portfolio,
        Cl I                                           359,270        $      359
--------------------------------------------------------------------------------

        TOTAL CASH EQUIVALENT
           (Cost $359)                                                       359
        ========================================================================

        TOTAL INVESTMENTS [99.8%]
           (Cost $27,318)                                             $   27,336
        ========================================================================

PERCENTAGES ARE BASED ON NET ASSETS OF $27,390 (000'S).

(A) THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
CL -- CLASS
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
REMIC -- REAL ESTATE MORTGAGE INVESTMENT COMPANY
SER -- SERIES

AT JUNE 30, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $27,318 (000'S), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $126 (000'S) AND ($108) (000'S), RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

Schedule of Investments (unaudited)
JUNE 30, 2005

--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT BOND FUND


DESCRIPTION                                FACE AMOUNT (000)        VALUE (000)
--------------------------------------------------------------------------------

MUNICIPAL BONDS [97.1%]

  ALABAMA [1.2%]

  Jefferson County, Sewer
     Authority, Ser B-8, RB, FSA
     Callable 02/01/10 @ 100
     5.250%, 02/01/14                               $      250        $      271
================================================================================

  CALIFORNIA [82.5%]

  Anaheim, Public Finance
     Authority, Electric System
     Distribution Facilities, RB,
     AMBAC Mandatory Put
     10/01/05 @ 100
     4.625%, 10/01/27                                      230               231
  Berkeley, Ser C, GO, MBIA
     Callable 09/01/05 @ 102
     5.000%, 09/01/10                                       95                97
  Beverly Hills, Unified School
     District Authority,
     Ser B, GO
     Pre-Refunded @ 101 (A)
     4.700%, 06/01/08                                       50                52
  Big Bear Lake, Water Authority,
     RB, MBIA
     6.000%, 04/01/11                                      200               225
  Burbank, Public Financing
     Authority, Golden State
     Redevelopment Project,
     Ser A, RB, AMBAC
     Callable 12/01/13 @ 100
     5.250%, 12/01/18                                      175               194
  California State, Department of
     Water Resource & Power,
     Ser B-2, RB (A) (B) (C)
     2.480%, 05/01/22                                      200               200
  California State, Department of
     Water Resource Center,
     Ser A, RB, MBIA
     5.000%, 05/01/07                                      200               208
  California State, Department of
     Water Resources, Ser W,
     RB, FSA
     5.500%, 12/01/13                                      400               461
  California State, Economic
     Recovery Authority,
     Ser B, GO Mandatory
     Put 07/01/08 @ 100
     3.500%, 07/01/23                                      600               610
  California State, Educational
     Facilities Authority, Pooled
     College and University
     Projects, Ser A, RB
     4.300%, 04/01/09                                      100               103


DESCRIPTION                                     FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
  California State, Educational
     Facilities Authority,
     University of San Francisco,
     RB, MBIA
     6.000%, 10/01/08                               $      300        $      330
  California State, GO
     4.750%, 06/01/07                                      100               104
  California State, GO
     Callable 09/01/10 @ 100
     5.250%, 09/01/18                                      200               215
  California State, GO
     Callable 02/01/12 @ 100
     5.000%, 02/01/18                                      175               187
  California State, GO
     Callable 10/01/10 @ 100
     5.250%, 10/01/18                                       70                75
  California State, GO
     Pre-Refunded @ 100 (A)
     5.250%, 10/01/10                                      230               255
  California State, Health Facilities
     Finance Authority,
     Presbyterian Hospital, RB,
     MBIA
     5.500%, 05/01/07                                      150               157
  California State, Imperial
     Irrigation District, Public
     Electric Project, RB
     4.250%, 11/01/06                                      250               255
  California State, Infrastructure &
     Economic Authority, Bay
     Area Toll Bridges Project,
     Ser A, RB, FSA
     Callable 07/01/13 @ 100
     5.250%, 07/01/18                                      125               140
  California State, Infrastructure &
     Economic Authority,
     RB, MBIA
     Pre-Refunded @ 101 (A)
     5.500%, 06/01/10                                      350               394
  California State, Public Works
     Board Lease, California State
     University, Ser C, RB
     5.000%, 10/01/07                                      100               105
  California State, Public Works
     Board Lease, Department of
     Corrections Project, RB
     5.250%, 01/01/13                                      150               167
  California State, Public Works
     Board Lease, Department of
     Corrections Project, Ser B,
     RB, MBIA
     Callable 09/01/08 @ 101
     5.000%, 09/01/21                                      100               106

Schedule of Investments (unaudited)
JUNE 30, 2005

--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT BOND FUND


DESCRIPTION                                     FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
  California State, Public Works
     Board Lease, Department of
     Corrections, Ser A, RB
     Callable 09/01/08 @ 101
     5.250%, 09/01/15                               $      250        $      262
  California State, Public Works
     Board Lease, Department of
     Corrections-Ten
     Administration, Ser A, RB,
     AMBAC
     Callable 03/01/12 @ 100
     5.250%, 03/01/18                                      155               169
  California State, Public Works
     Board Lease, Trustees
     California State University,
     Ser A, RB
     Callable 10/01/08 @ 101
     5.250%, 10/01/11                                      100               107
  California State, Ser A-1,
     GO (A) (B) (C)
     2.480%, 05/01/33                                      200               200
  California State, State Center
     Community College,
     Election 2002 Project,
     Ser A, GO, MBIA
     Callable 08/01/14 @ 100
     5.250%, 08/01/20                                      205               227
  California State, University of
     California, Ser K, RB, MBIA
     Callable 09/01/08 @ 101
     5.000%, 09/01/17                                      150               160
  California Statewide,
     Communities Development
     Authority, Ser B-2, RB,
     XLCA
     4.000%, 11/15/06                                      400               407
  Coachella Valley, Water District
     Authority, Flood Control
     Project, COP, AMBAC
     Callable 10/01/07 @ 102
     5.000%, 10/01/11                                      250               266
  Corona, Public Financing
     Authority, City Hall Project,
     Ser B, RB
     Callable 09/01/12 @ 100
     5.250%, 09/01/16                                      350               388
  Culver City, Redevelopment
     Finance Authority, TA,
     AMBAC
     Sink Date 11/01/09 @ 100
     5.500%, 11/01/14                                       75                85
  East Bay, Municipal Utility
     District Water System, RB,
     MBIA
     Callable 06/01/11 @ 100
     5.000%, 06/01/19                                      500               532


DESCRIPTION                                     FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
  El Dorado County, Public
     Financing Authority, RB,
     FGIC
     5.100%, 02/15/06                              $       100        $      102
  Escondido, Union School
     District, Refunding &
     Financing Project, COP,
     MBIA Sinking Fund - Avg.
     Life 02/16/17
     4.750%, 07/01/19                                      235               253
  Evergreen School District,
     Ser C, GO, FGIC
     Pre-Refunded @ 101 (A)
     5.250%, 09/01/08                                      200               217
  Fruitvale, School District, GO,
     FSA
     Callable 08/01/09 @ 102
     5.000%, 08/01/19                                      200               217
  Hemet, Unified School District,
     Nutrition Center Project,
     COP, FSA
     Callable 04/01/07 @ 102
     5.750%, 04/01/17                                      250               267
  Long Beach, Ser B, RB, FGIC
     Callable 05/15/14 @ 100
     5.000%, 05/15/16                                      150               166
  Los Angeles County, Public
     Works Authority, Regional
     Park & Open Project,
     Ser A, RB
     Pre-Refunded @ 101 (A)
     5.500%, 10/01/07                                      325               348
  Los Angeles County, Public
     Works Finance Authority,
     Ser B, RB, MBIA
     Callable 09/01/06 @ 102
     5.250%, 09/01/14                                      200               210
  Los Angeles County, Sanitation
     Districts Financing
     Authority, Capital Project,
     Ser A, RB, FSA
     Callable 10/01/13 @ 100
     5.000%, 10/01/15                                      345               380
  Los Angeles, Harbor
     Development Project,
     Ser C, RB
     Callable 11/01/06 @ 101
     5.125%, 11/01/11                                      180               187
  Los Angeles, Municipal
     Improvement Authority,
     Central Library Project,
     Ser A, RB, MBIA
     5.250%, 06/01/13                                      230               259
  Los Angeles, Property Tax
     Project, Ser A, GO, MBIA
     4.000%, 09/01/09                                      250               261

Schedule of Investments (unaudited)
JUNE 30, 2005

--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT BOND FUND


DESCRIPTION                                     FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
  Los Angeles, Sanitation
     Equipment Authority, Ser A,
     RB, MBIA
     4.000%, 02/01/07                               $      100        $      102
  Los Angeles, Ser A, GO, MBIA
     3.000%, 09/01/05                                      250               250
  Los Angeles, Wastewater
     Systems Authority, RB, FSA
     4.500%, 06/01/09                                      250               265
  Los Angeles, Water & Power
     Authority, Power Systems
     Project, Ser AA1, RB, FSA
     Callable 07/01/11 @ 100
     5.250%, 07/01/20                                      250               270
  M-S-R Public Power, Ser G, RB,
     MBIA
     Callable 07/01/07 @ 101
     5.250%, 07/01/11                                      100               106
  Oakland, Redevelopment
     Agency, Central District
     Redevelopment, TA,
     AMBAC
     6.000%, 02/01/07                                      300               315
  Oakland, State Building
     Authority, Elihu M Harris
     Project, Ser A, RB, AMBAC
     Callable 04/01/08 @ 101
     5.500%, 04/01/14                                      100               108
  Orange County, Recovery
     Certificate Authority, Ser A,
     COP, MBIA
     6.000%, 07/01/06                                      250               258
  Pasadena, Electric
     Improvements Authority,
     RB, FSA
     4.500%, 06/01/07                                      160               165
  Pinole, Redevelopment Agency
     Project, TA, FSA
     Callable 08/01/09 @ 101
     5.250%, 08/01/14                                      100               110
  Riverside, Water Authority, RB
     Callable 10/01/08 @ 101
     5.375%, 10/01/12                                      100               109
  Sacramento County, Sanitation
     District Funding Authority,
     RB, ETM
     Callable 12/01/05 @ 100
     5.000%, 12/01/07                                      100               104
  Sacramento, City Financing
     Authority, RB
     5.000%, 07/01/10                                      100               108
  Sacramento, City Unified School
     District, Ser A, GO, FSA
     4.250%, 07/01/09                                       75                79
  Sacramento, Municipal Utility
     District, Ser R, RB, MBIA
     5.000%, 08/15/19                                      425               465


DESCRIPTION                                     FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
  Saddleback, Community College
     District, 1996 Capital
     Improvement Financing
     Project, COP, MBIA
     Callable 06/01/06 @ 102
     5.500%, 06/01/15                               $      500        $      522
  San Bernardio, Community
     College District, Election
     2002 Project, Ser B, GO,
     MBIA
     Pre-Refunded @ 100 (A)
     5.250%, 08/01/14                                      500               568
     5.250%, 08/01/14                                      250               284
  San Diego County, Edgemoor &
     Regional Systems Projects,
     COP, AMBAC
     Callable 02/01/15 @ 100
     5.000%, 02/01/18                                      500               546
  San Diego County, North
     County Regional Center for
     Expansion, COP, AMBAC
     Callable 11/15/06 @ 102
     5.250%, 11/15/14                                      100               105
  San Diego, University School
     District, Capital
     Appreciation-Election 1998
     Project, Ser D, GO, FGIC
     Callable 07/01/12 @ 101
     5.250%, 07/01/24                                      135               152
  San Diego, University School
     District, Election 1998
     Project, Ser E, GO, FSA
     Callable 07/01/13 @ 101
     5.250%, 07/01/16                                      100               113
  San Francisco (City & County),
     Building Authority,
     Department of General
     Services & Leasing,
     Ser A, RB
     5.000%, 10/01/13                                      400               440
  San Francisco (City & County),
     Public Utility Authority,
     Ser A, RB, MBIA
     Callable 11/01/06 @ 101.5
     5.000%, 11/01/17                                      375               390
  San Jose, University School
     District, Ser A, GO, FSA
     Callable 08/01/11 @ 101
     5.375%, 08/01/19                                      150               167
  Sanger, Public Financing
     Authority, Utilities Systems
     Financing Project, Ser A,
     RB, AMBAC,
     Pre-Refunded @ 102 (A)
     5.700%, 01/01/06                                      325               337

Schedule of Investments (unaudited)
JUNE 30, 2005

--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT BOND FUND


DESCRIPTION                                     FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
  Sanger, Unified School District,
     GO, MBIA
     5.350%, 08/01/15                               $      250        $      281
  Santa Monica, Public Safety
     Facilities Project, RB,
     Callable 07/01/09 @ 101
     5.250%, 07/01/14                                      100               109
  Solano County, COP, MBIA
     Callable 11/01/12 @ 100
     5.250%, 11/01/14                                      100               112
  Southern California,
     Metropolitan Water District
     Authority, Ser A, RB Sinking
     Fund - Avg. Life 08/07/18
     5.750%, 07/01/21                                      280               337
  Southern California,
     Metropolitan Water District
     Authority, Ser C-1, RB
     (A) (B) (C)
     2.450%, 07/01/36                                      100               100
  Southern California, Public
     Power Authority, Southern
     Transmission Project, Sub-
     Ser A, RB, FSA
     Callable 07/01/12 @ 100
     5.250%, 07/01/16                                      200               221
  Sweetwater, Water Authority,
     RB, AMBAC
     5.250%, 04/01/10                                      500               532
  Wiseburn, School District,
     Ser A, GO, FGIC
     4.200%, 08/01/07                                      125               129
--------------------------------------------------------------------------------
  TOTAL CALIFORNIA                                                        18,800
================================================================================

  COLORADO [2.9%]

  Fremont Custer & El Paso
     Counties, School District
     Number 02, GO, FSA
     Callable 12/01/13 @ 100
     5.250%, 12/01/18                                      200               223
  Lakewood, COP, AMBAC
     Callable 12/01/10 @ 100
     5.500%, 12/01/12                                      400               444
--------------------------------------------------------------------------------
  TOTAL COLORADO                                                             667
================================================================================


DESCRIPTION                                     FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

  GEORGIA [0.9%]

  Georgia State, Metropolitan
     Atlanta Rapid
     Transportation Authority,
     Second Indenture Project,
     Ser A, RB, MBIA
     6.250%, 07/01/07                               $      200        $      213
================================================================================

  ILLINOIS [0.5%]

     Illinois State, Ser A, GO
     Callable 10/01/13 @ 100
     5.000%, 10/01/16                                      100               109
================================================================================

  MICHIGAN [1.2%]

  Michigan State, Building
     Authority, Facilities Project,
     Ser II, RB,
     Pre-Refunded @ 101 (A)
     5.000%, 10/15/07                                      250               265
================================================================================

  TEXAS [1.8%]

  Harris County, Flood Control
     District, Ser A, GO
     5.000%, 10/01/06                                      300               309
  San Angelo, Waterworks &
     Sewer System Authority,
     Refunding & Improvements
     Projects, RB, FSA
     Callable 04/01/11 @ 100
     5.250%, 04/01/19                                      100               109
--------------------------------------------------------------------------------
  TOTAL TEXAS                                                                418
================================================================================

  WASHINGTON [1.1%]

  King County, School District
     Number 414, GO, MBIA
     Callable 12/01/12 @ 100
     5.750%, 12/01/14                                      225               260
================================================================================

  PUERTO RICO [5.0%]

  Puerto Rico, Electric Power
     Authority, Power Project,
     Ser CC, RB, MBIA
     Callable 07/01/07 @ 101.5
     5.250%, 07/01/09                                      100               106
  Puerto Rico, Electric Power
     Authority, Power Project,
     Ser DD, RB, FSA, ETM
     5.000%, 07/01/05                                      200               200

Schedule of Investments (unaudited)
JUNE 30, 2005

--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT BOND FUND


                                                  FACE AMOUNT
DESCRIPTION                                       (000)/SHARES       VALUE (000)
--------------------------------------------------------------------------------
  Puerto Rico, Electric Power
     Authority, Power Project,
     Ser X, RB
     Pre-Refunded @ 102 (A)
     6.000%, 07/01/05                               $      350        $      357
  Puerto Rico, Municipal Finance
     Agency, Ser A, RB, FSA
     Callable 07/01/07 @ 101.5
     5.250%, 07/01/10                                      130               138
  Puerto Rico, Public Buildings
     Authority, Government
     Facilities Project, Ser J, RB,
     AMBAC
     Callable 07/01/12 @ 100
     5.000%, 07/01/36                                      300               329
  ------------------------------------------------------------------------------
  TOTAL PUERTO RICO                                                        1,130
  ==============================================================================

     TOTAL MUNICIPAL BONDS
       (Cost $21,968)                                                     22,133
     ===========================================================================

  CASH EQUIVALENT [0.9%]
  SEI Tax Exempt Trust,
     California Tax Exempt Fund                        207,778               208
--------------------------------------------------------------------------------

     TOTAL CASH EQUIVALENT
       (Cost $208)                                                           208
     ===========================================================================

     TOTAL INVESTMENTS [98.0%]
       (Cost $22,176)                                                 $   22,341
     ===========================================================================

PERCENTAGES ARE BASED ON NET ASSETS OF $22,802 (000'S).

(A) PRE-REFUNDED SECURITY - THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.
(B) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR BANK OR FINANCIAL INSTITUTION.
(C) FLOATING RATE SECURITY-- THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON JUNE 30, 2005.
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
COP -- CERTIFICATE OF PARTICIPATION
ETM -- ESCROWED TO MATURITY
FGIC -- FINANCIAL GUARANTY INSURANCE COMPANY
FSA -- FINANCIAL SECURITY ASSISTANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION
RB -- REVENUE BOND
SER -- SERIES
TA -- TAX ALLOCATION
XLCA -- XL CAPITAL ASSURANCE

AT JUNE 30, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $22,176 (000'S), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $210 (000'S) AND ($45) (000'S), RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

Schedule of Investments (unaudited)
JUNE 30, 2005

--------------------------------------------------------------------------------

HIGH YIELD BOND FUND


DESCRIPTION                                     FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

CORPORATE BONDS [96.9%]

    AEROSPACE & DEFENSE [1.1%]
    DRS Technologies
        6.875%, 11/01/13                            $      100        $      103
    Esterline Technologies
        7.750%, 06/15/13                                   100               106
    L-3 Communications
        5.875%, 01/15/15                                   100                97
    Sequa, Ser B
        8.875%, 04/01/08                                   150               162
    ----------------------------------------------------------------------------
    TOTAL AEROSPACE & DEFENSE                                                468
    ============================================================================

    AGRICULTURE [0.3%]

    American Rock Salt
        9.500%, 03/15/14                                   150               152
    ============================================================================

    AIRLINES [0.4%]

    American Airlines, Ser 2001-2
        7.800%, 04/01/08                                   200               190
    ============================================================================

    ALUMINUM [0.3%]

    Novelis (A)
        7.250%, 02/15/15                                   150               151
    ============================================================================

    APPAREL/TEXTILES [0.8%]

    Invista (A)
        9.250%, 05/01/12                                   100               109
    Levi Strauss
        9.750%, 01/15/15                                   100                99
    Phillips-Van Heusen
        7.250%, 02/15/11                                    75                79
    Warnaco
        8.875%, 06/15/13                                    50                55
    ----------------------------------------------------------------------------
    TOTAL APPAREL/TEXTILES                                                   342
    ============================================================================

    AUTO RENT & LEASE [0.5%]

    Rent-way
        11.875%, 06/15/10                                  100               112
    United Rentals
        7.750%, 11/15/13                                   100                98
    ----------------------------------------------------------------------------
    TOTAL AUTO RENT & LEASE                                                  210
    ============================================================================

    AUTOPARTS [1.8%]

    Accuride
        8.500%, 02/01/15                                   150               146


DESCRIPTION                                     FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
    Dura Operating, Ser D
        9.000%, 05/01/09                            $      150        $      104
    Group 1 Automotive
        8.250%, 08/15/13                                   100               101
    Metaldyne (A)
        10.000%, 11/01/13                                  100                82
    Rural (A)
        9.875%, 03/15/15                                   100                99
    Tenneco Automotive
        8.625%, 11/15/14                                   150               151
    TRW Automotive
        11.000%, 02/15/13                                   98               113
    ----------------------------------------------------------------------------
    TOTAL AUTOPARTS                                                          796
    ============================================================================

    BROADCASTING, NEWSPAPERS & ADVERTISING [8.9%]

    Adelphia Communications,
        Ser B (D)
        10.500%, 07/15/04                                  100                88
    Advanstar Communications
        10.750%, 08/15/10                                  100               109
    Bear Creek (A)
        9.000%, 03/01/13                                    50                49
    Cablevision Systems, Ser B
        8.000%, 04/15/12                                   525               514
    CCO Holdings
        8.750%, 11/15/13                                   250               246
    Charter Communications Holdings
        10.250%, 09/15/10                                  400               405
        10.000%, 05/15/11                                  100                73
        8.625%, 04/01/09                                   100                74
    Coleman Cable (A)
        9.875%, 10/01/12                                   100                89
    CSC Holdings
        7.625%, 07/15/18                                   100                97
    Echostar DBS
        6.625%, 10/01/14                                   200               198
    Entravision Communications
        8.125%, 03/15/09                                   100               104
    Fisher Communication
        8.625%, 09/15/14                                   150               159
    Frontier Vision Holdings (D)
        11.875%, 09/15/07                                  100               138
    General Cable
        9.500%, 11/15/10                                   100               107
    Gray Television
        9.250%, 12/15/11                                   100               109
    Insight Communications (B)
        12.250%, 02/15/11                                  100               100
    Interep National Radio Sales,
        Ser B
        10.000%, 07/01/08                                   75                62
    Kabel Deutschland (A)
        10.625%, 07/01/14                                  200               217

Schedule of Investments (unaudited)
JUNE 30, 2005

--------------------------------------------------------------------------------

HIGH YIELD BOND FUND


DESCRIPTION                                     FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
    Mediacom Capital
        7.875%, 02/15/11                            $      150        $      144
    Nexstar Finance Holdings (B)
        11.375%, 04/01/13                                  200               150
    Olympus Communications,
        Ser B (D)
        10.625%, 11/15/06                                  100               138
    RH Donnelley (A)
        6.875%, 01/15/13                                   200               204
    Salem Communication Holdings, Ser B
        9.000%, 07/01/11                                    65                70
    Telenet Group Holding (A) (B)
        11.500%, 06/15/14                                  150               117
    Videotron Ltee
        6.875%, 01/15/14                                   100               102
    ----------------------------------------------------------------------------
    TOTAL BROADCASTING, NEWSPAPERS & ADVERTISING                           3,863
    ============================================================================

    BUILDING & CONSTRUCTION [4.3%]

    Ainsworth Lumber
        7.250%, 10/01/12                                   100                95
        6.750%, 03/15/14                                   100                90
    Beazer Homes USA
        8.375%, 04/15/12                                   100               107
    Brand Services
        12.000%, 10/15/12                                  150               161
    Compression Polymers (A) (C)
        10.460%, 07/01/12                                  200               199
    DR Horton
        5.625%, 01/15/16                                   125               124
    Goodman Global (A)
        7.875%, 12/15/12                                    75                69
    International Utility Structures (D)
        10.750%, 02/01/08                                  100                --
    KB Home
        6.250%, 06/15/15                                   200               203
    Nortek
        8.500%, 09/01/14                                   200               186
    Ply Gem Industries
        9.000%, 02/15/12                                   100                85
    RMCC Acquisition (A)
        9.500%, 11/01/12                                   150               143
    Tech Olympic USA
        7.500%, 03/15/11                                   200               186
    Texas Industries
        10.250%, 06/15/11                                  100               116
    William Lyon Homes
        10.750%, 04/01/13                                  100               109
    ----------------------------------------------------------------------------
    TOTAL BUILDING & CONSTRUCTION                                          1,873
    ============================================================================

    BUSINESS SERVICES [0.6%]

    Corrections
        7.500%, 05/01/11                                   100               104


DESCRIPTION                                     FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
    Geo Group
        8.250%, 07/15/13                            $      150        $      145
    ----------------------------------------------------------------------------
    TOTAL BUSINESS SERVICES                                                  249
    ============================================================================

    CHEMICALS [4.4%]

    Acetex
        10.875%, 08/01/09                                  150               157
    Crompton
        9.875%, 08/01/12                                   100               116
    Equistar Chemicals
        10.625%, 05/01/11                                  150               166
    FMC
        10.250%, 11/01/09                                  100               113
    IMC Global
        10.875%, 08/01/13                                  100               117
    IMC Global, Ser B
        11.250%, 06/01/11                                  100               110
    Kraton Polymers (A)
        8.125%, 01/15/14                                   200               192
    Lyondell Chemical
        11.125%, 07/15/12                                  100               114
        10.500%, 06/01/13
    NALCO                                                  250               286
        7.750%, 11/15/11                                   150               160
    PolyOne
        10.625%, 05/15/10                                  100               106
    Rhodia
        10.250%, 06/01/10                                  100               107
    Rockwood Specialties Group
        10.625%, 05/15/11                                  100               110
    Terra Capital
        11.500%, 06/01/10                                   65                74
    ----------------------------------------------------------------------------
    TOTAL CHEMICALS                                                        1,928
    ============================================================================

    CIRCUIT BOARDS [0.1%]

    Viasystems
        10.500%, 01/15/11                                   50                46
    ============================================================================

    COAL MINING [0.4%]

    Alpha Natural Resources (A)
        10.000%, 06/01/12                                  150               166
    ============================================================================

    COMMERCIAL SERVICES [0.5%]

    Iron Mountain
        8.625%, 04/01/13                                   100               104

Schedule of Investments (unaudited)
JUNE 30, 2005

--------------------------------------------------------------------------------

HIGH YIELD BOND FUND


DESCRIPTION                                     FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
    The Brickman Group, Ser B
        11.750%, 12/15/09                           $      100        $      113
    ----------------------------------------------------------------------------
    TOTAL COMMERCIAL SERVICES                                                217
    ============================================================================

    COMPUTER SYSTEM DESIGN & SERVICES [0.8%]

    Unisys
        7.875%, 04/01/08                                   100               101
    Xerox
        7.625%, 06/15/13                                   250               269
    ----------------------------------------------------------------------------
    TOTAL COMPUTERS SYSTEM DESIGN & SERVICES                                 370
    ============================================================================

    CONSUMER PRODUCTS & SERVICES [3.1%]

    Amscan Holdings
        8.750%, 05/01/14                                   150               137
    Gregg Appliances (A)
        9.000%, 02/01/13                                   150               141
    Johnsondiversey Holdings (B)
        10.670%, 05/15/13                                  200               142
    Johnsondiversey, Ser B
        9.625%, 05/15/12                                   150               152
    NBTY, Ser B
        8.625%, 09/15/07                                   100               100
    Prestige Brands
        9.250%, 04/15/12                                    90                93
    Sealy Mattress
        8.250%, 06/15/14                                   200               202
    Southern States Cooperative (A)
        10.500%, 11/01/10                                  200               199
    WMG Holdings (A) (B)
        9.500%, 12/15/14                                   130                90
    ----------------------------------------------------------------------------
    TOTAL CONSUMER PRODUCTS & SERVICES                                     1,351
    ============================================================================

    CONTAINERS & PACKAGING [2.5%]

    Graham Packaging (A)
        9.875%, 10/15/14                                   100               100
    Intertape Polymer US
        8.500%, 08/01/14                                    50                50
    Newark Group
        9.750%, 03/15/14                                   200               184
    Owens-Brockway Glass Container
        6.750%, 12/01/14                                   100               101
    Owens-Illinois
        8.100%, 05/15/07                                   100               104
    Plastipak Holdings
        10.750%, 09/01/11                                  100               110
    Pliant
        13.000%, 06/01/10                                  100                81


DESCRIPTION                                     FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
    Solo Cup
        8.500%, 02/15/14                            $      150        $      140
    Tekni-Plex
        12.750%, 06/15/10                                  100                69
    US Can
        10.875%, 07/15/10                                  150               156
    ----------------------------------------------------------------------------
    TOTAL CONTAINERS & PACKAGING                                           1,095
    ============================================================================

    DIVERSIFIED OPERATIONS [2.4%]

    Jacuzzi Brands
        9.625%, 07/01/10                                   150               164
    Kansas City Southern
        9.500%, 10/01/08                                   100               109
    National Waterworks, Ser B
        10.500%, 12/01/12                                  100               112
    Reddy Ice Group
        8.875%, 08/01/11                                   100               111
    Stena
        7.000%, 12/01/16                                   200               186
    TD Funding
        8.375%, 07/15/11                                   100               106
    Trinity Industries
        6.500%, 03/15/14                                   200               199
    Werner Holdings, Ser A
        10.000%, 11/15/07                                   95                66
    ----------------------------------------------------------------------------
    TOTAL DIVERSIFIED OPERATIONS                                           1,053
    ============================================================================

    ELECTRICAL PRODUCTS [6.8%]

    AES
        9.375%, 09/15/10                                    19                22
        9.000%, 05/15/15 (A)                               100               112
        7.750%, 03/01/14                                   100               108
    Allegheny Energy Supply
        7.800%, 03/15/11                                   200               218
    Aquila
        7.625%, 11/15/09                                   100               103
    Calpine
        8.750%, 07/15/13 (A)                               150               111
        8.500%, 07/15/10 (A)                               200               154
        8.500%, 02/15/11                                   100                69
    Calpine Generating (A) (C)
        8.340%, 04/01/10                                   200               196
    CMS Energy
        7.500%, 01/15/09                                   100               105
    Edison Mission Energy
        7.730%, 06/15/09                                   200               211
    Freescale Semiconductors (A)
        7.125%, 07/15/14                                   200               215
    Motors & Gears, Ser D
        10.750%, 11/15/06                                  150               137
    NRG Energy (A)
        8.000%, 12/15/13                                   150               158

Schedule of Investments (unaudited)
JUNE 30, 2005

--------------------------------------------------------------------------------

HIGH YIELD BOND FUND


DESCRIPTION                                     FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
    PSEG Energy Holdings
        7.750%, 04/16/07                            $      100        $      103
    Reliant Resources
        9.500%, 07/15/13                                   200               222
    Sanmina-SCI
        10.375%, 01/15/10                                  100               111
    Sierra Pacific Resources
        8.625%, 03/15/14                                   200               221
    TECO Energy
        7.200%, 05/01/11                                   100               109
    Texas Genco (A)
        6.875%, 12/15/14                                   100               105
    TNP Enterprises, Ser B
        10.250%, 04/01/10                                  150               158
    ----------------------------------------------------------------------------
    TOTAL ELECTRICAL PRODUCTS                                              2,948
    ============================================================================

    ENTERTAINMENT [9.7%]

    AMC Entertainment
        9.875%, 02/01/12                                   100                99
        9.500%, 02/01/11                                    72                71
    Ameristar Casinos
        10.750%, 02/15/09                                  100               109
    Argosy Gaming
        7.000%, 01/15/14                                   200               220
    Aztar
        9.000%, 08/15/11                                   100               109
    Bombardier Recreational
        Products
        8.375%, 12/15/13                                   150               160
    Carmike Cinemas
        7.500%, 02/15/14                                   200               181
    Cinemark USA
        9.000%, 02/01/13                                   100               103
    Circus & Eldorado Joint
        Venture/Silver Legacy
        Capital
        10.125%, 03/01/12                                  150               157
    Gaylord Entertainment
        6.750%, 11/15/14                                   200               195
    Herbst Gaming (A)
        8.125%, 06/01/12                                   150               159
    Inn of the Mountain Gods
        12.000%, 11/15/10                                  100               115
    Isle of Capri Casinos
        7.000%, 03/01/14                                   200               201
    John Q Hammons Hotels, Ser B
        8.875%, 05/15/12                                   100               109
    Kerzner International
        8.875%, 08/15/11                                   150               161
    Leslie's Poolmart
        7.750%, 02/01/13                                   100               101
    Majestic Star Casino
        9.500%, 10/15/10                                   200               206


DESCRIPTION                                     FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
    MGM Mirage
        8.500%, 09/15/10                            $      200        $      222
        6.750%, 09/01/12                                   100               103
        6.000%, 10/01/09                                   100               101
    Mohegan Tribal Gaming
        Authority
        7.125%, 08/15/14                                   150               157
    MTR Gaming Group, Ser B
        9.750%, 04/01/10                                   200               217
    NCL (A)
        11.625%, 07/15/14                                  100               105
    OED/Diamond Jo
        8.750%, 04/15/12                                   100                93
    Penn National Gaming
        8.875%, 03/15/10                                   100               107
        6.875%, 12/01/11                                   100               103
    Six Flags
        9.750%, 04/15/13                                   150               142
    Speedway Motorsports
        6.750%, 06/01/13                                   100               103
    Station Casinos (A)
        6.875%, 03/01/16                                    50                51
    Waterford Gaming (A)
        8.625%, 09/15/12                                   129               136
    Windsor Woodmount Black
        Hawk, Ser B (D)
        13.000%, 03/15/05                                   18                 1
    Wynn Las Vegas (A)
        6.625%, 12/01/14                                   150               146
    ----------------------------------------------------------------------------
    TOTAL ENTERTAINMENT                                                    4,243
    ============================================================================

    FINANCIAL SERVICES [3.1%]

    BCP Crystal US Holdings
        9.625%, 06/15/14                                    45                51
    Chukchansi Economic Development Authority (A)
        14.500%, 06/15/09                                  150               183
    Crystal Holdings, Ser B (B)
        10.500%, 10/01/14                                   73                51
    ESI Tractebel Acquisitions,
        Ser B
        7.990%, 12/30/11                                    65                69
    General Motors Acceptance
        6.750%, 12/01/14                                   475               425
    MDP Acquisitions
        9.625%, 10/01/12                                   100               100
        7.750%, 04/01/15 (A)                               150               123
    Polymer Holdings (A) (B)
        12.000%, 07/15/14                                  250               170
    Ship Finance
        8.500%, 12/15/13                                   200               190
    ----------------------------------------------------------------------------
    TOTAL FINANCIAL SERVICES                                               1,362
    ============================================================================

Schedule of Investments (unaudited)
JUNE 30, 2005

--------------------------------------------------------------------------------

HIGH YIELD BOND FUND


DESCRIPTION                                     FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
    FOOD, BEVERAGE & TOBACCO [3.9%]
    Chiquita Brands International
        7.500%, 11/01/14                            $      100        $       93
    Del Monte
        8.625%, 12/15/12                                    50                55
    Dominos
        8.250%, 07/01/11                                    75                80
    Friendly Ice Cream
        8.375%, 06/15/12                                   200               194
    General Nutrition Center
        8.500%, 12/01/10                                   150               120
    Land O' Lakes
        8.750%, 11/15/11                                   200               202
    Le-Natures (A)
        10.000%, 06/15/13                                  150               158
    Leiner Health Products
        11.000%, 06/01/12                                  100                98
    National Beef Packaging
        10.500%, 08/01/11                                  100                95
    National Wine & Spirits
        10.125%, 01/15/09                                  100               101
    Pinnacle Foods
        8.250%, 12/01/13                                   150               134
    RJ Reynolds Tobacco
        Holdings (A)
        6.500%, 07/15/10                                   100               100
    Swift
        12.500%, 01/01/10                                  200               223
    WH Holdings/WH Capital
        9.500%, 04/01/11                                    60                64
    ----------------------------------------------------------------------------
    TOTAL FOOD, BEVERAGE & TOBACCO                                         1,717
    ============================================================================

    FORESTRY [0.2%]

    Tembec Industries
        7.750%, 03/15/12                                   100                73
    ============================================================================

    MACHINERY [2.3%]

    AK Steel
        7.875%, 02/15/09                                   115               105
    Case New Holland (A)
        9.250%, 08/01/11                                   100               105
    Cummins
        9.500%, 12/01/10                                   150               165
    Dresser-Rand Group (A)
        7.375%, 11/01/14                                   150               156
    Grant Prideco Escrow
        9.000%, 12/15/09                                   136               149
    Mail-Well I
        9.625%, 03/15/12                                   100               108
    Resolution Performance Products
        13.500%, 11/15/10                                  100               107


DESCRIPTION                                     FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
    Terex
        7.375%, 01/15/14                            $      100        $      104
    ----------------------------------------------------------------------------
    TOTAL MACHINERY                                                          999
    ============================================================================

    MEDICAL [3.2%]

    Alpharma (A)
        8.625%, 05/01/11                                   150               147
    Bio-Rad Laboratories
        7.500%, 08/15/13                                   100               107
    Biovail
        7.875%, 04/01/10                                   100               102
    CDRV Investors (A) (B)
        9.625%, 01/01/15                                   200                98
    Concentra Operating
        9.500%, 08/15/10                                   100               106
    Davita (A)
        7.250%, 03/15/15                                    50                51
    Extendicare Health
        6.875%, 05/01/14                                   100                99
    Genesis Healthcare
        8.000%, 10/15/13                                   100               108
    MQ Associates (B)
        12.250%, 08/15/12                                  150                78
    Pacificare Health Systems
        10.750%, 06/01/09                                   65                72
    Tenet Healthcare (A)
        9.250%, 02/01/15                                   200               208
    Universal Hospital Services
        10.125%, 11/01/11                                  200               202
    ----------------------------------------------------------------------------
    TOTAL MEDICAL                                                          1,378
    ============================================================================

    MEDICAL PRODUCTS & SERVICES [0.6%]

    Select Medical (A)
        7.625%, 02/01/15                                   150               148
    Vanguard Health Holding
        9.000%, 10/01/14                                   100               108
    ----------------------------------------------------------------------------
    TOTAL MEDICAL PRODUCTS & SERVICES                                        256
    ============================================================================

    MISCELLANEOUS BUSINESS SERVICES [1.0%]

    Allied Security Escrow
        11.375%, 07/15/11                                  150               146
    Carriage Services (A)
        7.875%, 01/15/15                                   200               211
    Integrated Alarm Services Group (A)
        12.000%, 11/15/11                                  100                99
    ----------------------------------------------------------------------------
    TOTAL MISCELLANEOUS BUSINESS SERVICES                                    456
    ============================================================================

Schedule of Investments (unaudited)
JUNE 30, 2005

--------------------------------------------------------------------------------

HIGH YIELD BOND FUND


DESCRIPTION                                     FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
    MISCELLANEOUS MANUFACTURING [1.6%]
    Aearo
        8.250%, 04/15/12                            $      150        $      150
    JB Poindexter (A)
        8.750%, 03/15/14                                   200               182
    KI Holdings (B)
        9.875%, 11/15/14                                   250               145
    Maax Holdings (A) (B)
        11.250%, 12/15/12                                  200                87
    Propex Fabrics
        10.000%, 12/01/12                                  150               142
    ----------------------------------------------------------------------------
    TOTAL MISCELLANEOUS MANUFACTURING                                        706
    ============================================================================

    PAPER & RELATED PRODUCTS [2.9%]

    Abitibi-Consolidated
        7.750%, 06/15/11                                   100               100
    Appleton Papers
        9.750%, 06/15/14                                   100                96
    Georgia-Pacific
        9.375%, 02/01/13                                   400               453
        7.700%, 06/15/15                                   100               114
    Neenah Paper (A)
        7.375%, 11/15/14                                   150               146
    Norampac
        6.750%, 06/01/13                                   100               100
    Norske Skog Canada
        7.375%, 03/01/14                                   250               245
    ----------------------------------------------------------------------------
    TOTAL PAPER & RELATED PRODUCTS                                         1,254
    ============================================================================

    PETROLEUM & FUEL PRODUCTS [8.4%]
    Belden & Blake
        8.750%, 07/15/12                                   150               147
    Chesepeake Energy
        6.875%, 01/15/16                                   200               208
        6.250%, 01/15/18 (A)                               100                98
    Citgo Petroleum
        6.000%, 10/15/11                                   200               199
    Comstock Resources
        6.875%, 03/01/12                                   150               151
    Dynegy Holdings (A)
        10.125%, 07/15/13                                  150               169
        6.875%, 04/01/11                                   100                99
    El Paso
        7.000%, 05/15/11                                   200               200
    El Paso Natural Gas
        7.625%, 08/01/10                                   150               158
    El Paso Production Holding
        7.750%, 06/01/13                                   200               214
    Forest Oil
        8.000%, 06/15/08                                   150               159
        8.000%, 12/15/11                                   100               110


DESCRIPTION                                     FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
    Giant Industries
        8.000%, 05/15/14                            $      200        $      209
    Kerr-McGee
        6.875%, 09/15/11                                   200               214
    Pacific Energy
        7.125%, 06/15/14                                   100               104
    Parker Drilling
        9.625%, 10/01/13                                   150               169
    Plains Exploration & Production
        8.750%, 07/01/12                                   150               163
    Pride International
        7.375%, 07/15/14                                   100               110
    Range Resources
        6.375%, 03/15/15                                    50                50
    Swift Energy
        7.625%, 07/15/11                                   100               104
    Vintage Petroleum
        7.875%, 05/15/11                                   100               106
    Williams
        8.125%, 03/15/12                                   400               454
        7.625%, 07/15/19                                    50                56
    ----------------------------------------------------------------------------
    TOTAL PETROLEUM & FUEL PRODUCTS                                        3,651
    ============================================================================

    PRINTING & PUBLISHING [2.9%]

    American Color Graphics
        10.000%, 06/15/10                                  100                72
    Canwest Media
        10.625%, 05/15/11                                  100               109
    Dex Media (B)
        9.000%, 11/15/13                                   200               161
    Dex Media East
        9.875%, 11/15/09                                   100               110
    Dex Media West, Ser B (A)
        8.500%, 08/15/10                                   100               109
    Emmis Operating
        6.875%, 05/15/12                                   150               149
    Haights Cross Operating
        11.750%, 08/15/11                                  200               219
    JII Holdings
        13.000%, 04/01/07                                   70                65
    Primedia
        8.000%, 05/15/13                                   100               100
    Sheridan Group
        10.250%, 08/15/11                                  150               156
    ----------------------------------------------------------------------------
    TOTAL PRINTING & PUBLISHING                                            1,250
    ============================================================================

    REAL ESTATE INVESTMENT TRUST [0.3%]

    Host Marriott (A)
        6.375%, 03/15/15                                   150               148
    ============================================================================

Schedule of Investments (unaudited)
JUNE 30, 2005

--------------------------------------------------------------------------------

HIGH YIELD BOND FUND


DESCRIPTION                                     FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
    RETAIL [3.5%]

    Asbury Automotive Group
        9.000%, 06/15/12                            $      150        $      154
    Autonation
        9.000%, 08/01/08                                   100               109
    Delhaize America
        8.125%, 04/15/11                                   125               140
    Denny's Holdings
        10.000%, 10/01/12                                  150               156
    JCPenney, Ser A MTN
        6.875%, 10/15/15                                   200               215
    Jean County Group
        8.500%, 08/01/14                                   150               148
    Mortons Restaurant Group
        7.500%, 07/01/10                                   150               147
    Pantry (A)
        7.750%, 02/15/14                                   100               102
    Petro Stopping Center
        9.000%, 02/15/12                                   100               101
    Rite Aid
        8.125%, 05/01/10                                   100               103
    True Temper Sports
        8.375%, 09/15/11                                   150               139
    ----------------------------------------------------------------------------
    TOTAL RETAIL                                                           1,514
    ============================================================================

    RUBBER & PLASTIC [0.3%]

    Goodyear Tire & Rubber (A)
        9.000%, 07/01/15                                   150               147
    ============================================================================

    SEMI-CONDUCTORS [1.8%]

    Advanced Micro Devices
        7.750%, 11/01/12                                   100                98
    Amkor Technologies
        7.750%, 05/15/13                                   250               215
    Fisher Scientific International
        6.750%, 08/15/14                                   150               157
        6.125%, 07/01/15 (A)                               100               100
    Flextronics International
        6.250%, 11/15/14                                   100                99
    Sanmina SCI (A)
        6.750%, 03/01/13                                   100                96
    ----------------------------------------------------------------------------
    TOTAL SEMI-CONDUCTORS                                                    765
    ============================================================================

    STEEL & STEEL WORKS [0.5%]

    Gerdau Ameristeel
        10.375%, 07/15/11                                  100               109


DESCRIPTION                                     FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
    International Steel Group
        6.500%, 04/15/14                            $      100        $       96
    ----------------------------------------------------------------------------
    TOTAL STEEL & STEEL WORKS                                                205
    ============================================================================

    TELEPHONES & TELECOMMUNICATIONS [9.1%]

    Airgate PCS (A)
        9.375%, 09/01/09                                   100               105
    American Cellular, Ser B
        10.000%, 08/01/11                                  150               152
    American Tower
        7.125%, 10/15/12                                   100               106
    Centennial Communications
        10.125%, 06/15/13                                  100               113
        8.125%, 02/01/14                                    50                53
    Cincinnati Bell
        8.375%, 01/15/14                                   185               190
    Dobson Cellular (A)
        9.875%, 11/01/12                                   230               243
    Hawaiian Telcom Communications (A)
        9.750%, 05/01/13                                   200               212
    Insight Midwest
        9.750%, 10/01/09                                   150               155
    IPCS
        11.500%, 05/01/12                                  150               167
    Iwo Escrow (A) (B)
        10.750%, 01/15/15                                  100                65
    Nextel Communications
        7.375%, 08/01/15                                   350               378
    Nextel Partners
        8.125%, 07/01/11                                   150               163
    PanAmSat
        9.000%, 08/15/14                                    96               105
    Qwest
        7.625%, 06/15/15 (A)                               564               576
        5.625%, 11/15/08                                   100                98
    Rogers Wireless
        9.625%, 05/01/11                                   100               117
        7.250%, 12/15/12                                    50                54
    Rural Cellular
        9.750%, 01/15/10                                   200               186
    SBA Telecommunications (B)
        9.750%, 12/15/11                                   117               108
    Time Warner Telecom Holdings
        9.250%, 02/15/14                                   100                97
    Triton PCS
        8.500%, 06/01/13                                   150               138
    UbiquiTel Operating
        9.875%, 03/01/11                                   200               220

Schedule of Investments (unaudited)
JUNE 30, 2005

--------------------------------------------------------------------------------

HIGH YIELD BOND FUND

                                                  FACE AMOUNT
DESCRIPTION                                       (000)/SHARES       VALUE (000)
--------------------------------------------------------------------------------
    Western Wireless
        9.250%, 07/15/13                            $      150        $      171
    ----------------------------------------------------------------------------
    TOTAL TELEPHONES & TELECOMMUNICATIONS                                  3,972
    ============================================================================

    TRANSPORTATION SERVICES [1.1%]

    American Commercial Lines (A)
        9.500%, 02/15/15                                   150               158
    H-Lines Finance Holdings (A) (B)
        11.000%, 04/01/13                                  200               154
    Progress Rail (A)
        7.750%, 04/01/12                                   150               152
    ----------------------------------------------------------------------------
    TOTAL TRANSPORTATION SERVICES                                            464
    ============================================================================

    WASTE DISPOSAL [0.3%]

    Allied Waste
        7.375%, 04/15/14                                   150               139
    ============================================================================

    WHOLESALE [0.2%]

    Collins & Aikman Floor Cover, Ser B
        9.750%, 02/15/10                                   100               104
    ============================================================================
        TOTAL CORPORATE BONDS
          (Cost $41,616)                                                  42,271
        ========================================================================

COMMON STOCK [0.2%]

    COMMERCIAL SERVICES [0.0%]

    Magellan Health Services *                              69                 2
    ============================================================================

    RETAIL [0.2%]

    Crunch Equity Holding*                                  56                73
    ============================================================================

        TOTAL COMMON STOCK
          (Cost $63)                                                          75
        ========================================================================


DESCRIPTION                                             SHARES       VALUE (000)
--------------------------------------------------------------------------------

CASH EQUIVALENT [2.2%]
    Fidelity Institutional Domestic Money Market
        Portfolio,
        Cl I                                           968,532        $      969
--------------------------------------------------------------------------------
        TOTAL CASH EQUIVALENT
           (Cost $969)                                                       969
        ========================================================================

WARRANTS [0.0%]

    Dayton Superior*, Expires 06/15/09 (A)                 100                --
    Diva Systems*, Expires
          03/01/08 (A)                                     600                --
    Pliant, Expires* 06/01/10 (A)                          100                --
--------------------------------------------------------------------------------
        TOTAL WARRANTS
          (Cost $0)                                                           --
        ========================================================================

        TOTAL INVESTMENTS [99.3%]
          (Cost $42,648)                                              $   43,315
        ========================================================================

PERCENTAGES ARE BASED ON NET ASSETS OF $43,642 (000'S).

(A) SECURITY SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS." ON JUNE 30, 2005, THE VALUE OF THESE SECURITIES AMOUNTED TO $9,169 (000'S), REPRESENTING 21.0% OF THE NET ASSETS OF THE FUND.
(B) STEP BOND -- THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON JUNE 30, 2005. THE COUPON ON A STEP BOND CHANGES ON A SPECIFIC DATE.
(C) FLOATING RATE SECURITY-- THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON JUNE 30, 2005.
(D) IN DEFAULT ON INTEREST PAYMENTS
* NON-INCOME PRODUCING SECURITY
CL -- CLASS
SER -- SERIES
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

AT JUNE 30, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $42,648 (000'S), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,708 (000'S) AND ($1,041) (000'S), RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

Schedule of Investments (unaudited)
JUNE 30, 2005

--------------------------------------------------------------------------------

PRIME MONEY MARKET FUND


DESCRIPTION                                    FACE AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------

COMMERCIAL PAPER(A) [46.6%]

    ASSET BACKED SECURITIES [20.0%]
    Barton Capital
        3.100%, 07/11/05                            $   25,000        $   24,979
    Eiffel Funding
        3.250%, 07/27/05                                25,000            24,941
    Laguna
        3.270%, 08/09/05                                25,000            24,912
    Premier Asset
        3.160%, 07/25/05                                25,000            24,947
    Ranger Funding
        3.280%, 07/27/05                                25,000            24,941
    Windmill Funding
        3.081%, 07/07/05                                25,000            24,987
    ----------------------------------------------------------------------------
    TOTAL ASSET BACKED SECURITIES                                        149,707
    ============================================================================

    BANKS [16.7%]

    Bank of America
        3.020%, 07/06/05                                25,000            24,990
    Barclays Bank
        3.020%, 07/07/05                                25,000            24,987
    ING Funding
        3.060%, 07/06/05                                25,000            24,989
    Societe Generale
        3.160%, 08/05/05                                25,000            24,923
    UBS Finance
        3.133%, 07/13/05                                25,000            24,974
    ----------------------------------------------------------------------------
    TOTAL BANKS                                                          124,863
    ============================================================================

    FINANCE AUTO LOANS [6.6%]

    American Honda Finance
        3.230%, 08/09/05                                25,000            24,912
    Toyota Motor Credit
        3.100%, 07/22/05                                25,000            24,955
    ----------------------------------------------------------------------------
    TOTAL FINANCE AUTO LOANS                                              49,867
    ============================================================================

    FINANCIAL SERVICES [3.3%]

    General Electric Capital
        3.040%, 07/05/05                                25,000            24,992
    ============================================================================

        TOTAL COMMERCIAL PAPER
          (Cost $349,429)                                                349,429
        ========================================================================

U.S. GOVERNMENT AGENCY OBLIGATIONS [8.7%]

    FHLB
        3.070%, 02/13/06                                 5,000             5,000
        3.250%, 06/22/06(B)                              5,000             5,000
        3.350%, 07/11/06(B)                              5,000             5,000


                                                   FACE AMOUNT
DESCRIPTION                                        (000)/SHARES      VALUE (000)
--------------------------------------------------------------------------------
     FHLMC, MTN
        2.570%, 12/06/05                            $   10,000        $   10,000
        2.980%, 02/03/06                                 5,000             5,000
        3.050%, 02/28/06                                10,000            10,000
        3.125%, 03/21/06(B)                              5,000             5,000
        3.200%, 04/12/06(B)                              5,000             5,000
        3.250%, 05/15/06(B)                              5,000             5,000
     FNMA
        3.200%, 06/21/06(B)                             10,000            10,000
--------------------------------------------------------------------------------

        TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
           (Cost $65,000)                                                 65,000
        ========================================================================

CERTIFICATE OF DEPOSIT [3.3%]

    First Tennessee Bank
        3.130%, 07/22/05                                25,000            25,000
--------------------------------------------------------------------------------

        TOTAL CERTIFICATE OF DEPOSIT
          (Cost $25,000)                                                  25,000
        ========================================================================

CASH EQUIVALENT [0.1%]

    Fidelity Institutional Domestic
        Money Market Portfolio,
        Cl I                                           810,425               810
--------------------------------------------------------------------------------

        TOTAL CASH EQUIVALENT
          (Cost $810)                                                        810
        ========================================================================

REPURCHASE AGREEMENTS(C) [42.1%]

    Banc of America 3.400%, date
        06/30/05, to be repurchased
        on 07/01/05, repurchase
        price $100,009,444
        (collateralized by a U.S.
        Government obligation, par
        value 104,009,933, 5.000%,
        03/01/35; with total market
        value $102,000,000)                            100,000           100,000
    Barclay Bank 3.400%, dated
        06/30/05, to be repurchased
        on 07/01/05, repurchase
        price, $114,610,823
        (collateralized by U.S.
        Government obligations,
        ranging in par value $62,241-
        $10,000,000, 3.910%-
        6.516%, 03/01/18-
        07/01/35; with total market
        value $116,892,000)                            114,600           114,600

Schedule of Investments (unaudited)
JUNE 30, 2005

--------------------------------------------------------------------------------

PRIME MONEY MARKET FUND


DESCRIPTION                                    FACE AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
    Bear Stearns 3.400%, dated
        06/30/05, to be repurchased
        on 07/01/05, repurchase
        price $100,007,972
        (collateralized by U.S.
        Government obligations,
        ranging in par value
        $185,000-$31,209,729,
        4.500%-7.000%, 01/01/18-
        05/01/34; with total market
        value $102,004,020)                         $  100,000        $  100,000
--------------------------------------------------------------------------------
        TOTAL REPURCHASE AGREEMENTS
          (Cost $314,600)                                                314,600
        ========================================================================
        TOTAL INVESTMENTS [100.8%]
          (Cost $754,839) +                                           $  754,839
        ========================================================================

PERCENTAGES ARE BASED ON NET ASSETS OF $748,644 (000'S).

+ FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK COST.
(A) THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
(B) STEP BOND -- THE RATE REPORTED IS THE RATE IN EFFECT ON JUNE 30, 2005. THE COUPON ON A STEP BOND CHANGES ON A SPECIFIC DATE.
(C) TRI-PARTY REPURCHASE AGREEMENT
CL -- CLASS
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

Schedule of Investments (unaudited)
JUNE 30, 2005

--------------------------------------------------------------------------------

GOVERNMENT MONEY MARKET FUND


DESCRIPTION                                    FACE AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS [64.2%]
    FFCB (A)
        3.140%, 07/15/05                          $     40,000      $     39,951
    FHLB
        3.250%, 07/05/05 (A)                           250,000           249,914
        3.113%, 07/08/05 (A)                           300,000           299,819
        3.196%, 07/20/05 (A)                           151,455           151,200
        3.197%, 07/22/05 (A)                            24,449            24,403
        2.400%, 11/08/05                                10,000            10,000
        3.070%, 02/13/06                                20,000            20,000
        3.250%, 06/22/06 (B)                            20,000            20,000
        3.350%, 07/11/06 (B)                            25,000            25,000
    FHLMC (A)
        3.080%, 07/05/05                               100,000            99,966
        3.218%, 07/26/05                                95,168            94,956
    FHLMC, MTN
        2.260%, 09/27/05                                25,000            25,000
        2.350%, 10/27/05                                25,000            25,000
        2.400%, 11/02/05                                35,000            35,000
        2.570%, 12/06/05                                35,000            35,000
        2.740%, 12/16/05                                25,000            25,000
        2.980%, 02/03/06                                20,000            20,000
        3.050%, 02/28/06                                25,000            25,000
        3.125%, 03/21/06 (B)                            25,000            25,000
        3.200%, 04/12/06 (B)                            25,000            25,000
        3.250%, 05/15/06 (B)                            25,000            25,000
    FNMA
        1.400%, 07/08/05                                 2,680             2,679
        3.250%, 05/05/06 (B)                            25,000            25,000
        3.200%, 06/21/06 (B)                            20,000            20,000
--------------------------------------------------------------------------------
        TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
          (Cost $1,347,888)                                            1,347,888
        ========================================================================

REPURCHASE AGREEMENTS (C) [37.0%]

    Bank of America 3.400%, dated
        06/30/05, to be repurchased
        on 07/1/05, repurchase
        price $225,021,250
        (collateralized by a U.S.
        Government obligation, par
        value $234,551,597, 6.000%,
        04/01/35; with total market value
        $229,500,000)                                  225,000           225,000
    Barclay Bank 3.400%, dated
        06/30/05, to be repurchased
        on 07/01/05, repurchase
        price $177,016,717
        (collateralized by U.S.
        Government obligations,
        ranging in par value
        $2,891,069-$26,232,064,
        4.000%-6.500%, 04/01/15-
        06/01/35; with total market
        value $180,540,001)                            177,000           177,000


DESCRIPTION                                    FACE AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
    Bear Stearns Inc. & Co. 3.400%,
        dated 06/30/05, to be
        repurchased on 07/01/05,
        repurchase price
        $225,021,250 (collateralized
        by U.S. Government
        obligations, ranging in par
        value $21,469,560-
        $29,815,000, 4.500%-
        7.000%, 12/01/14-
        05/01/35, with total market
        value $229,502,121)                       $    225,000      $    225,000
    Deutsche Bank 3.400%, dated
        06/30/05, to be repurchased
        on 07/01/05, repurchase
        price $50,004,722
        (collateralized by U.S.
        Government obligations,
        ranging in par value
        $2,158,375-$36,107,562,
        4.500%-6.500%, 04/15/15-
        10/01/34; with total market
        value $51,000,001)                              50,000            50,000
    JP Morgan Chase 3.420%, dated
        06/30/05, to be repurchased
        on 07/01/05, repurchase
        price $100,009,500
        (collateralized by a U.S.
        Government obligation, par
        value $119,755,000, 6.000%,
        12/01/34; with total market
        value $102,003,372)                            100,000           100,000
--------------------------------------------------------------------------------
        TOTAL REPURCHASE AGREEMENTS
          (Cost $777,000)                                                777,000
        ========================================================================

        TOTAL INVESTMENTS [101.2%]
          (Cost $2,124,888) +                                       $  2,124,888
        ========================================================================

PERCENTAGES ARE BASED ON NET ASSETS OF $2,099,171 (000'S).

+ FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK COST.
(A) THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
(B) STEP BOND -- THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON JUNE 30, 2005. THE COUPON ON A STEP BOND CHANGES ON A SPECIFIC DATE.
(C) TRI-PARTY REPURCHASE AGREEMENT
FFCB -- FEDERAL FARM CREDIT BANK
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 2005

--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT MONEY MARKET FUND


DESCRIPTION                                    FACE AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------

MUNICIPAL BONDS [102.9%]

    CALIFORNIA [102.6%]

    ABAG, Finance Authority for
        Non-Profit Corporations,
        Hamlin School Project,
        Ser A, GO (A) (B) (C)
        2.300%, 08/01/32                            $    1,500        $    1,500
    ABAG, Finance Authority for
        Non-Profit Corporations,
        Jewish Community Center
        Project, RB (A) (B) (C)
        2.220%, 11/15/31                                 6,875             6,875
    ABAG, Finance Authority for
        Non-Profit Corporations,
        Public Policy Institute,
        Ser A, RB (A) (B) (C)
        2.300%, 11/01/31                                 2,990             2,990
    ABAG, Finance Authority for
        Non-Profit Corporations,
        School of the Sacred
        Heart, Ser B, RB (A) (B) (C)
        2.400%, 06/01/30                                 8,300             8,300
    ABAG, Finance Authority for
        Non-Profit Corporations,
        Ser C, COP (A) (B) (C)
        2.300%, 10/01/27                                10,080            10,080
    ABAG, Finance Authority for
        Non-Profit Corporations,
        Ser D, COP (A) (B) (C)
        2.300%, 10/01/27                                 2,630             2,630
    Alameda-Contra Costa, School
        Finance Authority, Capital
        Improvement Financing
        Project, Ser F, COP
        (A) (B) (C)
        2.430%, 08/01/23                                   700               700
    Anaheim, Multi-Family Housing
        Authority, Heritage Village
        Apartments Project,
        Ser A, RB (A) (B) (D)
        2.230%, 07/15/33                                 4,385             4,385
    Antelope Valley, Healthcare
        Project, Ser A, RB
        (A) (B) (C)
        2.250%, 09/01/17                                 5,500             5,500
    Berkeley, YMCA Project, RB
        2.220%, 06/01/23                                 1,905             1,905
    California State, Bay Area Toll
        Authority, San Francisco
        Bay Area Project, Ser A, RB,
        AMBAC
        2.190%, 04/01/39                                18,800            18,800


DESCRIPTION                                    FACE AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
    California State, Community
        College Financing Authority,
        Ser A, TRAN, FSA
        4.000%, 06/30/06                            $    4,500        $    4,560
    California State, Daily
        Kindergarten University,
        Ser A-1, GO
        (A) (B) (C)
        2.200%, 05/01/34                                10,050            10,050
    California State, Daily
        Kindergarten University,
        Ser A-2, GO (A) (B) (C)
        2.220%, 05/01/34                                 5,500             5,500
    California State, Daily
        Kindergarten University,
        Ser A-5, GO
        2.150%, 05/01/34                                 8,000             8,000
    California State, Department of
        Water Resource & Power,
        Ser B-2, RB (A) (B) (C)
        2.480%, 05/01/22                                 4,150             4,150
    California State, Department of
        Water Resource & Power,
        Ser B-4, RB (A) (B) (C)
        2.150%, 05/01/22                                 4,400             4,400
    California State, Department of
        Water Resource & Power,
        Ser C-13, RB, FSA
        (A) (B) (C)
        2.230%, 05/01/22                                 5,000             5,000
    California State, Department of
        Water Resource & Power,
        Ser C-15, RB (A) (B) (C)
        2.130%, 05/01/22                                 5,000             5,000
    California State, Department of
        Water Resources, Ser B-1,
        RB (A) (B) (C)
        2.220%, 05/01/22                                12,700            12,700
    California State, Economic
        Development Financing
        Authority, KQED Project,
        RB (A) (B) (C)
        2.280%, 04/01/20                                 1,400             1,400
    California State, Economic
        Recovery Authority,
        Ser C-13, RB, XLCA
        (A) (B) (C)
        2.300%, 07/01/23                                 5,000             5,000
    California State, Economic
        Recovery Authority, Ser C-3,
        RB (A) (B) (C)
        2.300%, 07/01/23                                 2,100             2,100
    California State, Economic
        Recovery Authority, Ser C-4,
        RB (A) (B) (C)
        2.220%, 07/01/23                                10,000            10,000

SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 2005

--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT MONEY MARKET FUND


DESCRIPTION                                    FACE AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
    California State, Economic
        Recovery Authority, Ser C-7,
        RB (A) (B) (C)
        2.150%, 07/01/23                            $    5,350        $    5,350
    California State, Economic
        Recovery Authority, Ser C-8,
        RB (A) (B) (C)
        2.150%, 07/01/23                                 3,000             3,000
    California State, Economic
        Recovery, Ser C-1, RB
        (A) (B) (C)
        2.480%, 07/01/23                                 9,750             9,750
    California State, Educational
        Facilities Authority,
        Chapman University Project,
        RB (A) (B) (C)
        2.430%, 12/01/30                                 1,000             1,000
    California State, Educational
        Facilities Authority,
        University of San Francisco,
        RB (A) (B) (C)
        2.300%, 05/01/30                                 4,000             4,000
    California State, Golden Valley
        Unified School District, BAN
        3.750%, 03/08/06                                 4,800             4,847
    California State, Health Facilities
        Finance Authority,
        Adventist Health Systems
        Project, Ser B, RB
        (A) (B) (C)
        2.270%, 09/01/25                                 4,400             4,400
    California State, Health Facilities
        Finance Authority, Adventist
        Hospital Project, Ser A, RB,
        MBIA (A) (B) (C)
        2.220%, 09/01/28                                 6,480             6,480
    California State, Housing
        Finance Agency, Multi-
        Family Housing Project,
        Ser D, RB (A) (B) (C)
        2.480%, 02/01/31                                 9,195             9,195
    California State, Infrastructure &
        Economic Authority,
        Colburn School Project,
        Ser B, RB (A) (B) (C)
        2.250%, 08/01/37                                 3,655             3,655
    California State, Kindergarten
        University, Ser A-3, GO
        (A) (B) (C)
        2.480%, 05/01/34                                 6,000             6,000
    California State, School Cash
        Reserve Project, Ser A, GO
        3.000%, 07/06/05                                 8,500             8,501


DESCRIPTION                                    FACE AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
    California State, Ser A-1, GO
        (A) (B) (C)
        2.480%, 05/01/33                            $   10,975        $   10,975
    California State, Ser A-2, GO
        (A) (B) (C)
        2.150%, 05/01/33                                 6,000             6,000
    California State, Statewide
        Communities Development
        Authority, Ser B-1, TRAN,
        GO, FSA
        3.500%, 07/29/05                                 5,000             5,007
    California State, University
        Systemwide Project, Ser A,
        AMBAC
        4.000%, 11/01/05                                 2,700             2,715
    California State, Weekly
        Kindergarten University,
        Ser B-5, GO (A) (B) (C)
        2.230%, 05/01/34                                 5,000             5,000
    California Statewide,
        Communities Development
        Authority, Center for Early
        Education Project, RB
        (A) (B) (C)
        2.300%, 09/01/31                                   700               700
    California Statewide,
        Communities Development
        Authority, Children's
        Hospital Project, Ser B, RB,
        AMBAC (A) (B) (C)
        2.210%, 08/15/32                                 1,800             1,800
    California Statewide,
        Communities Development
        Authority, North Peninsula
        Jewish Project, RB
        (A) (B) (C)
        2.220%, 07/01/34                                 6,300             6,300
    Chaffey Community College
        District, Election of 2002
        Project, Ser B, GO, MBIA
        3.000%, 06/01/06                                 2,150             2,157
    Corona, Multi-Family Housing
        Authority, Country Hills
        Project, Ser A, RB
        (A) (B) (D)
        2.220%, 02/01/20                                 6,475             6,475
    Desert Sands, Unified School
        District, TRAN
        2.500%, 07/07/05                                 8,500             8,501
    East Bay, Municipal Utilities
        District Authority, Ser A,
        RB, FSA (A) (B) (C)
        2.210%, 06/01/25                                 1,300             1,300
    East Bay, Municipal Utilities
        District, Sub-Ser B-3, RB,
        XLCA (A) (B) (C)
        2.350%, 06/01/38                                12,000            12,000

SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 2005

--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT MONEY MARKET FUND


DESCRIPTION                                    FACE AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
    Eastern California, Municipal
        Water District, COP, Ser B,
        TA, FGIC (A) (B)(C)
        2.200%, 07/01/20                            $    5,000        $    5,000
    Fremont, Family Center Finance
        Project, COP (A) (B) (C)
        2.350%, 08/01/28                                 4,525             4,525
    Fremont, Office Building
        Improvement & Fire
        Equipment Project, COP
        (A) (B) (C)
        2.350%, 08/01/30                                 3,530             3,530
    Fresno, Multi-Family Housing
        Authority, Stonepine
        Apartment Project, Ser A,
        RB (A) (B) (D)
        2.220%, 02/15/31                                 1,595             1,595
    Fresno, Palm Lakes Apartment
        Project, RB (A) (B) (C)
        2.250%, 05/01/15                                 3,615             3,615
    Glendale, Police Building
        Project, COP (A) (B) (C)
        2.250%, 06/01/30                                20,000            20,000
    Grant, Joint Union High School
        District, School Facility
        Bridge Funding Project,
        COP, FSA
        2.200%, 09/01/34                                 1,000             1,000
    Huntington Beach, Union High
        School District, School
        Facility Bridge Funding
        Project, COP, FSA
        2.200%, 09/01/28                                 1,890             1,890
    Irvine Ranch, Water District
        Conservation, Ser B, GO
        (A) (B) (C)
        2.514%, 08/01/09                                 2,300             2,300
    Irvine Ranch, Water District,
        Capital Improvement
        Project, COP (A) (B) (C)
        2.300%, 08/01/16                                   600               600
    Irvine Ranch, Water District,
        GO (A) (B) (C)
        2.300%, 01/01/21                                 9,400             9,400
    Irvine, Improvements Board,
        Act 1915 Project, Ser A
        (A) (B) (C)
        2.200%, 09/02/29                                 1,900             1,900
    Kings County, Multi-Family
        Housing Authority,
        Edgewater Isle Apartments
        Project, Ser A, RB
        (A) (B) (D)
        2.220%, 02/15/31                                10,710            10,710


DESCRIPTION                                    FACE AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
    Lemon Grove, Multi-Family
        Housing Authority, Hillside
        Terrace Project, RB
        (A) (B) (D)
        2.220%, 02/15/31                            $    4,955        $    4,955
    Lodi, Electric System Authority,
        Ser A, COP, MBIA
        2.210%, 07/01/32                                 9,360             9,360
    Los Angeles County,
        Convention & Exhibit
        Center Authority, COP
        Pre-Refunded @ 100 (E)
        9.000%, 12/01/05                                 3,000             3,081
    Los Angeles County,
        Metropolitan Transportation
        Authority, Proposition C-
        2nd SR, Ser A, RB, AMBAC
        Pre-Refunded @ 102 (E)
        5.700%, 07/01/05                                 1,135             1,158
    Los Angeles County, Multi-
        Family Housing Authority,
        Malibu Canyon Apartments
        Project, Ser B, RB
        (A) (B) (C)
        2.300%, 06/01/10                                 8,000             8,000
    Los Angeles County, Multi-
        Family Housing Authority,
        Valencia Housing Project,
        Ser C, RB (A) (B) (D)
        2.300%, 04/01/31                                   600               600
    Los Angeles County, Sanitation
        Financing Authority, Capital
        Project, Ser A, RB, FSA
        4.000%, 10/01/05                                 3,360             3,374
    Los Angeles County, School
        District, Ser A, TRAN, FSA
        4.000%, 06/30/06                                 6,220             6,305
    Los Angeles County, Ser A, TRAN
        4.000%, 06/30/06                                 3,000             3,042
    Los Angeles, COP, MBIA
        3.500%, 12/01/05                                 7,450             7,480
    Los Angeles, Department of
        Water & Power,
        Sub-Ser B-1, RB (A) (B) (C)
        2.250%, 07/01/35                                11,000            11,000
    Los Angeles, Department of
        Water & Power,
        Sub-Ser B-3, RB (A) (B) (C)
        2.210%, 07/01/35                                 3,300             3,300
    Los Angeles, Metropolitan
        Transit Commission, Ser A,
        RB, FGIC (A) (B) (C)
        2.210%, 07/01/12                                 8,600             8,600

SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 2005

--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT MONEY MARKET FUND


DESCRIPTION                                    FACE AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
    Los Angeles, Metropolitan
        Transportation Authority,
        Proposition C, Ser A, RB,
        MBIA (A) (B) (C)
        2.200%, 07/01/20                            $   11,150        $   11,150
    Los Angeles, Samuel A Fryer
        Vavney, Ser A, COP
        (A) (B) (C)
        2.280%, 08/01/21                                 7,000             7,000
    Los Angeles, Unified School
        District, Ser A, TRAN
        3.000%, 09/01/05                                 2,000             2,001
    Los Angeles, Water & Power
        Resource Authority, Power
        System Project,
        Sub-Ser A-7, RB (A) (B) (C)
        2.230%, 07/01/35                                13,000            13,000
    Los Angeles, Water & Power
        Resource Authority,
        Sub-Ser B-2, RB (A) (B) (C)
        2.180%, 07/01/34                                 2,000             2,000
    Los Angeles, Water & Power
        Resource Authority,
        Sub-Ser B-3, RB (A) (B) (C)
        2.220%, 07/01/34                                 3,250             3,250
    Los Angeles, Water & Power
        Resource Authority,
        Sub-Ser B-6, RB (A) (B) (C)
        2.210%, 07/01/34                                17,525            17,525
    Moorpark, Unified School
        District, Ser A, COP, FSA
        (A) (B) (C)
        2.200%, 11/01/28                                 1,000             1,000
    Newport Beach, Health Facilities
        Authority, Hoag Memorial
        Presbyterian Hospital
        Project, RB (A) (B) (C)
        2.240%, 10/01/22                                 1,450             1,450
    Newport Beach, Hoag Memorial
        Hospital, Ser A, RB
        (A) (B) (C)
        2.230%, 10/01/26                                 3,100             3,100
    Newport Beach, Hoag Memorial
        Hospital, Ser C, RB
        (A) (B) (C)
        2.230%, 10/01/26                                 1,900             1,900
    Oakland, Capital Equipment
        Project, COP (A) (B) (C)
        2.300%, 12/01/15                                 4,190             4,190
    Oakland-Alameda County,
        Coliseum Project, Ser C-1,
        RB (A) (B) (C)
        2.350%, 02/01/25                                15,000            15,000


DESCRIPTION                                    FACE AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
    Orange County, Apartment
        Development Authority,
        Hidden Hills Project, Ser C,
        RB (A) (B) (D)
        2.300%, 11/01/09                            $    3,200        $    3,200
    Orange County, Apartment
        Development Authority,
        Larkspur Canyon
        Apartments, Ser A, RB, FSA
        (A) (B) (D)
        2.250%, 06/15/37                                 1,200             1,200
    Orange County, Apartment
        Development Authority,
        Riverbend Apartments
        Project, Ser B, RB
        (A) (B) (D)
        2.200%, 12/01/29                                 5,000             5,000
    Orange County, Apartment
        Development Authority,
        Seaside Meadow Project,
        Ser C, RB (A) (B) (D)
        2.210%, 08/01/08                                 5,700             5,700
    Orange County, Water District
        Authority, Ser A,
        COP (A) (B) (C)
        2.210%, 08/01/42                                 2,800             2,800
    Pasadena, Rose Bowl
        Improvements Project, COP
        (A) (B) (C)
        2.280%, 12/01/11                                 2,500             2,500
    Redwood City, City Hall Project,
        COP (A) (B) (C)
        2.300%, 07/01/21                                 1,800             1,800
    Riverside County, Asset Leasing
        Authority, Southwest Justice
        Center Project, Ser B, RB,
        MBIA (A) (B) (C)
        2.210%, 11/01/32)                                4,100             4,100
    Riverside County, Housing
        Authority, Polk Apartments
        Limited LP, Ser B, RB
        (A) (B) (C)
        2.220%, 12/15/30                                 7,690             7,690
    Riverside County, Ser C, COP
        (A) (B) (C)
        2.250%, 12/01/15                                16,700            16,700
    Riverside, Unified School
        District, Ser C, School
        Facility Bridge Funding
        Project, COP, FSA
        (A) (B) (C)
        2.200%, 09/01/27                                 1,610             1,610
    Riverside-San Bernardino,
        Sub-Pass Thru Obligations,
        Ser B, RB
        2.250%, 07/01/06                                 1,350             1,350

SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 2005

--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT MONEY MARKET FUND


DESCRIPTION                                    FACE AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
    Sacramento County, Housing
        Authority, Bent Tree
        Apartments Project, Ser A,
        RB (A) (B) (D)
        2.220%, 02/15/31                            $    2,500        $    2,500
    Sacramento County, Sanitation
        District Authority, District 1
        Project, RB, MBIA
        3.000%, 08/01/05                                 4,960             4,961
    Sacramento County, Ser A, TRAN
        3.000%, 07/11/05                                12,000            12,004
        4.000%, 07/10/06                                15,000            15,219
    San Bernardino County,
        Housing Authority, Alta
        Loma Heritage Project,
        Ser A, RB (A) (B) (C)
        2.540%, 02/01/23                                 1,354             1,354
    San Diego, County & School
        District Authority, Ser A, TRAN
        3.250%, 07/25/05                                10,000            10,011
        4.000%, 07/14/06                                 5,000             5,072
    San Diego, Museum of Art
        Project, COP (A) (B) (C)
        2.400%, 09/01/30                                 1,400             1,400
    San Diego, Unified School
        District, Ser A, TRAN
        4.000%, 07/24/06                                 3,000             3,042
    San Diego, Water Authority,
        Ser I, MBIA, COP
        (A) (B) (C)
        2.310%, 11/01/10                                 5,968             5,968
    San Francisco (City & County),
        Housing Authority, Bayside
        Village Project D, Ser A,
        RB (A) (B) (C)
        2.240%, 12/01/05                                 6,000             6,000
    San Francisco, Bay Area Toll
        Authority, Ser A, RB,
        AMBAC (A) (B) (C)
        2.190%, 04/01/36                                 8,000             8,000
    San Francisco, Bay Area Toll
        Authority, Ser C, RB,
        AMBAC (A) (B) (C)
        2.230%, 04/01/25                                 5,650             5,650
    San Jose, Redevelopment
        Agency, Merged Area
        Redevelopment Project,
        Ser A, RB (A) (B) (C)
        2.210%, 07/01/26                                 2,000             2,000
    Santa Clara County, Financing
        Authority, VMC Facility
        Replacement Project, Ser B,
        RB (A) (B) (C)
        2.160%, 11/15/25                                12,375            12,375


DESCRIPTION                                    FACE AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
    Santa Clara Valley, Water
        District Authority,
        Refunding & Improvements
        Project, COP, FGIC
        4.000%, 02/01/06                            $    3,990        $    4,037
    Santa Clara, Electric Authority,
        Ser C, RB, AMBAC
        (A) (B) (C)
        2.200%, 07/01/10                                 4,900             4,900
    Southern California,
        Metropolitan Water District
        Authority, Ser B, RB
        (A) (B) (C)
        2.200%, 07/01/27                                 2,100             2,100
    Southern California,
        Metropolitan Water District
        Authority, Ser C-1, RB
        (A) (B) (C)
        2.450%, 07/01/36                                 3,700             3,700
    Southern California,
        Metropolitan Water District
        Authority, Ser C-2, RB
        (A) (B) (C)
        2.120%, 07/01/36                                 4,650             4,650
    Southern California,
        Metropolitan Water District
        Authority, Water Works
        Authorization, Ser B, RB
        (A) (B) (C)
        2.200%, 07/01/28                                 4,000             4,000
    Southern California,
        Metropolitan Water District
        Authority, Water Works
        Authorization, Ser B-4
        (A) (B) (C)
        2.210%, 07/01/35                                 9,350             9,350
    Southern California,
        Metropolitan Water District
        Authority, Ser A, RB, MBIA
        Pre-Refunded @ 102 (E)
        5.750%, 07/01/05                                 3,000             3,060
    Southern California,
        Metropolitan Water District
        Authority, Ser C-1, RB
        (A) (B) (C)
        2.170%, 07/01/30                                 5,000             5,000
    Stockton, Multi-Family Housing
        Authority, Mariners Pointe
        Project, Ser A, RB
        (A) (B) (C)
        2.250%, 09/01/18                                 2,100             2,100
    Sunnyvale, Government Center
        Site Acquisition Project,
        Ser A, COP, AMBAC
        (A) (B) (C)
        2.220%, 04/01/31                                 4,405             4,405

SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 2005

--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT MONEY MARKET FUND


DESCRIPTION                                    FACE AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
    Three Valleys, Municipal Water
        District Authority, Miramar
        Water Treatment Project,
        COP (A) (B) (C)
        2.320%, 11/01/14                            $    4,700        $    4,700
    Turlock, Irrigation District,
        Capital Improvement &
        Refunding Project, COP
        (A) (B) (C)
        2.220%, 01/01/31                                 3,450             3,450
    Upland, Community
        Redevelopment Authority,
        Sunset Ridge & Village
        Apartments Project, RB
        (A) (B) (C)
        2.200%, 12/01/29                                 6,700             6,700
    Westminster, Civic Center
        Refinancing Program, Ser A,
        COP, AMBAC (A) (B) (C)
        2.300%, 06/01/22                                 3,100             3,100
    Yolo County, Multi-Family
        Housing Authority, Primero
        Grove Project, Ser A, RB
        (A) (B) (C)
        2.220%, 11/01/27                                10,485            10,485
    ----------------------------------------------------------------------------
    TOTAL CALIFORNIA                                                     720,462
    ============================================================================
    PUERTO RICO [0.3%]
    Puerto Rico, Electric & Power
        Authority, Ser X, RB, MBIA
        Pre-Refunded  @ 100 (E)
        5.500%, 07/01/05                                 2,355             2,355
    ============================================================================
        TOTAL MUNICIPAL BONDS
           (Cost $722,817)                                               722,817
        ========================================================================
        TOTAL INVESTMENTS [102.9%]
           (Cost $722,817) +                                          $  722,817
        ========================================================================

PERCENTAGES ARE BASED ON NET ASSETS OF $702,783 (000'S).

+ FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK COST.
(A) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON JUNE 30, 2005.
(B) PUT AND DEMAND FEATURE -- THE DATE REPORTED ON THE SCHEDULE OF INVESTMENTS IS THE FINAL MATURITY, NOT THE NEXT RESET OR PUT DATE.
(C) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR BANK OR FINANCIAL INSTITUTION.
(D) SECURITIES ARE COLLATERALIZED UNDER AN AGREEMENT FROM FHLMC/FNMA.
(E) PRE-REFUNDED SECURITY - THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE. ABAG -- ASSOCIATION OF BAY AREA GOVERNMENTS
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
BAN -- BOND ANTICIPATION NOTE
COP -- CERTIFICATE OF PARTICIPATION
FGIC -- FINANCIAL GUARANTY INSURANCE COMPANY
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
FSA -- FINANCIAL SECURITY ASSISTANCE
GO -- GENERAL OBLIGATION
LP -- LIMITED PARTNERSHIP
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION
RB -- REVENUE BOND
SER -- SERIES
TA -- TAX ALLOCATION
TRAN -- TAX & REVENUE ANTICIPATION NOTE
XLCA -- XL CAPITAL ASSURANCE

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.





ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               CNI Charter Funds


By (Signature and Title)*                  /s/ Vern Kozlen
                                           -------------------------------------
                                           Vern Kozlen, President & CEO

Date  August 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                  /s/ Vern Kozlen
                                           -------------------------------------
                                           Vern Kozlen, President & CEO

Date  August 29, 2005

By (Signature and Title)*                  /s/ Eric Kleinschmidt
                                           -------------------------------------
                                           Eric Kleinschmidt, Controller and COO

Date  August 29, 2005

* Print the name and title of each signing officer under his or her signature.